UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2026:
  John Hancock Equity Income Fund
  John Hancock Fundamental All Cap Core Fund
  John Hancock Global Equity Fund
  John Hancock Multi-Asset Absolute Return Fund

John Hancock Equity Income Fund
Class 1/JIEMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$86	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class 1/JIEMX) returned 24.00% for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy. The value style outpaced the broader market, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector performed very well as a group and were the largest contributor to its absolute return. A number of semiconductor stocks benefiting from the artificial intelligence infrastructure buildout, including Samsung Electronics Company, Ltd., Applied Materials, Inc., Advanced Micro Devices, Inc., and Intel Corp., were the top contributors in both the sector and the fund as a whole.
Financials and health care | Citigroup, Inc. and Merck & Company, Inc. were key contributors in the two sectors, respectively.
Industrials and energy | The railway stock CSX Corp. was the top performer in industrials, and TotalEnergies SE led the way in energy.

TOP PERFORMANCE DETRACTORS
Real estate | Some of the fund’s positions in the sector finished with modest losses, due in part to rising long-term bond yields.
Consumer staples | Several holdings lost ground on concerns that the companies would be unable to pass along higher input costs to consumers. Kimberly-Clark Corp. was the largest detractor in the sector.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class 1/JIEMX)	24.00%	10.70%	11.18%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Value Index	29.72%	11.84%	11.76%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$513,534,492
Total number of portfolio holdings	117
Total advisory fees paid (net)	$3,753,316
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.8%
Health care	13.5%
Industrials	12.4%
Energy	9.0%
Consumer discretionary	7.9%
Consumer staples	6.2%
Utilities	4.9%
Materials	3.2%
Real estate	2.9%
Communication services	2.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889498

458A-1

8/26

10/26

John Hancock Equity Income Fund

John Hancock Equity Income Fund
Class A/JHEIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$126	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class A/JHEIX) returned 23.48% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy. The value style outpaced the broader market, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector performed very well as a group and were the largest contributor to its absolute return. A number of semiconductor stocks benefiting from the artificial intelligence infrastructure buildout, including Samsung Electronics Company, Ltd., Applied Materials, Inc., Advanced Micro Devices, Inc., and Intel Corp., were the top contributors in both the sector and the fund as a whole.
Financials and health care | Citigroup, Inc. and Merck & Company, Inc. were key contributors in the two sectors, respectively.
Industrials and energy | The railway stock CSX Corp. was the top performer in industrials, and TotalEnergies SE led the way in energy.

TOP PERFORMANCE DETRACTORS
Real estate | Some of the fund’s positions in the sector finished with modest losses, due in part to rising long-term bond yields.
Consumer staples | Several holdings lost ground on concerns that the companies would be unable to pass along higher input costs to consumers. Kimberly-Clark Corp. was the largest detractor in the sector.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class A/JHEIX)	17.30%	9.15%	10.21%
Equity Income Fund (Class A/JHEIX)—excluding sales charge	23.48%	10.28%	10.78%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Value Index	29.72%	11.84%	11.76%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$513,534,492
Total number of portfolio holdings	117
Total advisory fees paid (net)	$3,753,316
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.8%
Health care	13.5%
Industrials	12.4%
Energy	9.0%
Consumer discretionary	7.9%
Consumer staples	6.2%
Utilities	4.9%
Materials	3.2%
Real estate	2.9%
Communication services	2.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889498

458A-A

8/26

10/26

John Hancock Equity Income Fund

John Hancock Equity Income Fund
Class C/JHERX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$204	1.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class C/JHERX) returned 22.63% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy. The value style outpaced the broader market, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector performed very well as a group and were the largest contributor to its absolute return. A number of semiconductor stocks benefiting from the artificial intelligence infrastructure buildout, including Samsung Electronics Company, Ltd., Applied Materials, Inc., Advanced Micro Devices, Inc., and Intel Corp., were the top contributors in both the sector and the fund as a whole.
Financials and health care | Citigroup, Inc. and Merck & Company, Inc. were key contributors in the two sectors, respectively.
Industrials and energy | The railway stock CSX Corp. was the top performer in industrials, and TotalEnergies SE led the way in energy.

TOP PERFORMANCE DETRACTORS
Real estate | Some of the fund’s positions in the sector finished with modest losses, due in part to rising long-term bond yields.
Consumer staples | Several holdings lost ground on concerns that the companies would be unable to pass along higher input costs to consumers. Kimberly-Clark Corp. was the largest detractor in the sector.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class C/JHERX)	21.84%	9.51%	10.00%
Equity Income Fund (Class C/JHERX)—excluding sales charge	22.63%	9.51%	10.00%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Value Index	29.72%	11.84%	11.76%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$513,534,492
Total number of portfolio holdings	117
Total advisory fees paid (net)	$3,753,316
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.9%
Apple, Inc.	4.3%
MetLife, Inc.	2.2%
The Charles Schwab Corp.	1.8%
JPMorgan Chase & Co.	1.8%
TotalEnergies SE	1.8%
The Southern Company	1.7%
ConocoPhillips	1.6%
Citigroup, Inc.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.8%
Health care	13.5%
Industrials	12.4%
Energy	9.0%
Consumer discretionary	7.9%
Consumer staples	6.2%
Utilities	4.9%
Materials	3.2%
Real estate	2.9%
Communication services	2.7%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889498

458A-C

8/26

10/26

John Hancock Equity Income Fund

John Hancock Fundamental All Cap Core Fund
Class A/JFCAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$116	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 7.10% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	1.75%	6.50%	13.02%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	7.10%	7.60%	13.61%
Russell 3000 Index	20.10%	11.80%	14.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889509

376A-A

8/26

10/26

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class C/JFCCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$188	1.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 6.33% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	5.38%	6.84%	12.81%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	6.33%	6.84%	12.81%
Russell 3000 Index	20.10%	11.80%	14.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889509

376A-C

8/26

10/26

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class I/JFCIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$85	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 7.39% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	7.39%	7.91%	13.95%
Russell 3000 Index	20.10%	11.80%	14.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889509

376A-I

8/26

10/26

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R2/JFACX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$125	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 6.97% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	6.97%	7.50%	13.53%
Russell 3000 Index	20.10%	11.80%	14.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889509

376A-R2

8/26

10/26

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R4/JFARX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$99	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 7.27% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	7.27%	7.83%	13.86%
Russell 3000 Index	20.10%	11.80%	14.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889509
376A-R4
8/26
10/26
John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R6/JFAIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$75	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 7.51% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a substantial rally for U.S. stocks, driven by stronger-than-expected corporate profits, positive economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | The online advertising and search company experienced strong growth in its cloud services business, resulting primarily from increasing AI workloads.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.

TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.
Group 1 Automotive, Inc. | Depressed auto sales volumes weighed on the stock of this car dealership group amid high vehicle prices and financing rates.
Workday, Inc. | The maker of human resources software came under pressure from fears about potential decelerating revenue growth due to competition from AI.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	7.51%	8.04%	14.07%
Russell 3000 Index	20.10%	11.80%	14.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$433,735,105
Total number of portfolio holdings	49
Total advisory fees paid (net)	$3,156,201
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.5%
Broadcom, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.4%
KKR & Company, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.9%
NVIDIA Corp.	3.7%
Roper Technologies, Inc.	3.2%
Cheniere Energy, Inc.	2.8%

Sector Composition
Information technology	32.1%
Consumer discretionary	17.1%
Communication services	14.5%
Health care	13.9%
Financials	8.6%
Industrials	5.2%
Energy	2.8%
Real estate	2.7%
Materials	1.7%
Consumer staples	1.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889509

376A-R6

8/26

10/26

John Hancock Fundamental All Cap Core Fund

John Hancock Global Equity Fund
Class A/JHGEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$138	1.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class A/JHGEX) returned 14.87% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class A/JHGEX)	9.13%	7.03%	9.31%
Global Equity Fund (Class A/JHGEX)—excluding sales charge	14.87%	8.14%	9.88%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889487

425A-A

8/26

10/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class C/JGECX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$212	1.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class C/JGECX) returned 14.14% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class C/JGECX)	13.14%	7.38%	9.11%
Global Equity Fund (Class C/JGECX)—excluding sales charge	14.14%	7.38%	9.11%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889487

425A-C

8/26

10/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class I/JGEFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$106	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class I/JGEFX) returned 15.34% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class I/JGEFX)	15.34%	8.47%	10.21%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889487

425A-I

8/26

10/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$94	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class NAV) returned 15.39% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class NAV)	15.39%	8.59%	10.34%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889487

425A-NAV

8/26

10/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R2/JGERX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$148	1.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R2/JGERX) returned 14.88% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R2/JGERX)	14.88%	8.06%	9.81%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889487

425A-R2

8/26

10/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R4/JGETX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$122	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R4/JGETX) returned 15.11% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R4/JGETX)	15.11%	8.36%	10.13%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889487

425A-R4

8/26

10/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R6/JGEMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$95	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R6/JGEMX) returned 15.40% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included a healthy rally in global stock markets, driven by stronger-than-expected corporate profits, resilient global economic growth, and the continuation of robust capital investment in artificial intelligence (AI) infrastructure.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the fund’s top-performing sector.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and data centers, helped boost this stock.
Taiwan Semiconductor Manufacturing Company, Ltd. | The chipmaker remained an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector was one of two sectors in the portfolio to decline for the period amid weaker consumer sentiment in many regions of the globe.
AutoZone, Inc. | Softer revenue growth outside of the U.S. and increased competition domestically weighed on shares of the auto parts retailer.
Lennar Corp. | The homebuilder struggled due to a sluggish real estate market brought on by homebuyer affordability issues, including relatively high mortgage rates and stubbornly elevated home prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R6/JGEMX)	15.40%	8.56%	10.32%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World Value Index	23.41%	11.36%	10.32%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,091,712,086
Total number of portfolio holdings	66
Total advisory fees paid (net)	$7,374,571
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.1%
Alphabet, Inc., Class A	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.1%
Sumitomo Mitsui Trust Group, Inc.	2.1%
McKesson Corp.	2.1%
Sony Group Corp.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
CRH PLC	2.0%
British American Tobacco PLC	2.0%
Bank of Ireland Group PLC	2.0%

Sector Composition
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889487

425A-R6

8/26

10/26

John Hancock Global Equity Fund

John Hancock Multi-Asset Absolute Return Fund
Class A/JHAAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$177	1.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 3.57% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(1.65)%	1.02%	2.35%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	3.57%	2.06%	2.88%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889524

395A-A

8/26

10/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class C/JHACX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$248	2.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 2.93% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	1.93%	1.35%	2.17%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	2.93%	1.35%	2.17%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889524
395A-C
8/26
10/26
John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class I/JHAIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$147	1.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 3.88% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	3.88%	2.37%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889524

395A-I

8/26

10/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$136	1.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 3.94% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	3.94%	2.48%	3.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889524

395A-NAV

8/26

10/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R2/JHARX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$177	1.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 3.59% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	3.59%	2.06%	2.84%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889524

395A-R2

8/26

10/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R6/JHASX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$136	1.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 3.95% for the year ended August 31, 2026. The most significant factors during the reporting period included solid gains in global equity markets, rising interest rates, and currency market conditions.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries contributed the most to fund performance, benefiting from stronger-than-expected corporate profits and resilient global economic growth.
Cash | A noteworthy level of income was received based on cash return not related to actual holdings.
Value stocks | The fund’s holdings of value-oriented stocks aided performance, particularly amid periods of risk aversion in global equity markets.

TOP PERFORMANCE DETRACTORS
Growth-oriented stocks | Growth stocks underperformed for the reporting period, adversely affected by sector rotation and valuation pressure.
Fixed-income securities | Rising interest rates globally put downward pressure on bond prices.
Foreign currency and futures holdings exposure | The fund’s defensive long/short positions in high-quality foreign currencies and futures holdings weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	3.95%	2.46%	3.28%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 0-3 Month U.S. Treasury Bill Index	3.82%	3.72%	2.40%
30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.73%	3.66%	5.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$246,306,655
Total number of portfolio holdings	264
Total advisory fees paid (net)	$2,724,399
Portfolio turnover rate	144%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%

Country Composition
United States	77.8%
Japan	4.4%
France	3.0%
United Kingdom	2.7%
South Korea	1.6%
China	1.6%
Netherlands	1.5%
Taiwan	1.3%
Switzerland	1.2%
Germany	1.2%
Other countries	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889524

395A-R6

8/26

10/26

John Hancock Multi-Asset Absolute Return Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

For Equity Income and Global Equity Funds the aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $84,172 and $83,261 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

For Fundamental All Cap Core and Multi-Asset Absolute Return Funds the aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $155,275 for the fiscal year ended August 31, 2026, $111,119 for the fiscal period ended August 31, 2025 (fiscal year end for Fundamental All Cap Core and Multi-Asset Absolute Return Fund changed from July 31 to August 31) and $153,700 for the fiscal year ended July 31, 2025. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

For Equity Income and Global Equity Funds the audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,550 and $1,532 for fiscal years ended August 31, 2026 and August 31, 2025, respectively.

For Fundamental All Cap Core and Multi-Asset Absolute Return Funds audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,550 for the fiscal year ended August 31, 2026, $23 for the fiscal period ended August 31, 2025 and $1,533 for the fiscal year ended July 31, 2025.

For Equity Income and Global Equity Funds the amounts billed to control affiliates were $137,100 and $137,100 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

For Fundamental All Cap Core and Multi-Asset Absolute Return Funds the amounts billed to control affiliates were $137,100, $0 and $137,100 for the fiscal periods ended August 31, 2026, August 31,2025 and July 31, 2025, respectively.

(c) Tax Fees

For Equity Income and Global Equity Funds the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $3,914 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

For Fundamental All Cap Core and Multi-Asset Absolute Return Funds the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $8,970 for the fiscal year ended August 31, 2026, $0 for the fiscal period ended August 31, 2025 and $8,881 for the fiscal year ended July 31, 2025. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

For Equity Income and Global Equity Funds other fees amounted to $1,356 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

For Fundamental All Cap Core and Multi-Asset Absolute Return Funds other fees amounted to $1,356 for the fiscal year ended August 31, 2026, $0 for the fiscal period ended August 31, 2025 and $0 for the fiscal year ended July 31, 2025. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) For Equity Income and Global Equity Funds the aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,061,493 for the fiscal year ended August 31, 2026 and $594,741 for the fiscal year ended August 31, 2025.

For Fundamental All Cap Core and Multi-Asset Absolute Return Funds the aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,066,549 for the fiscal year ended August 31, 2026, $0 for the fiscal period ended August 31, 2025 and $603,622 for the fiscal year ended July 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2026 for the following funds:

  John Hancock Equity Income Fund

  John Hancock Fundamental All Cap Core Fund

  John Hancock Global Equity Fund

  John Hancock Multi-Asset Absolute Return Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Equity Income Fund
U.S. equity
August 31, 2026

John Hancock
Equity Income Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
14	Notes to financial statements
25	Report of independent registered public accounting firm
26	Tax information
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
34	Other N-CSR Items
1	JOHN HANCOCK EQUITY INCOME FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 98.7%		$506,898,350
(Cost $375,899,800)
Communication services 2.7%		13,861,489
Entertainment 0.7%
The Walt Disney Company	35,860	3,856,743
Interactive media and services 0.5%
Meta Platforms, Inc., Class A	4,236	2,424,432
Media 0.8%
News Corp., Class A	131,362	4,034,127
Wireless telecommunication services 0.7%
T-Mobile US, Inc.	19,653	3,546,187
Consumer discretionary 7.9%		40,633,333
Broadline retail 5.9%
Amazon.com, Inc. (A)	116,513	30,266,582
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp.	85,267	3,735,547
McDonald’s Corp.	8,511	2,242,989
Leisure products 0.1%
Mattel, Inc. (A)	28,236	422,128
Specialty retail 0.8%
The Home Depot, Inc.	12,098	3,966,087
Consumer staples 6.2%		32,057,424
Consumer staples distribution and retail 0.4%
Walmart, Inc.	21,555	2,260,473
Food products 0.2%
Tyson Foods, Inc., Class A	16,050	884,997
Household products 3.1%
Colgate-Palmolive Company	84,517	7,591,317
Kimberly-Clark Corp.	24,534	2,648,445
The Procter & Gamble Company	40,854	5,928,732
Personal care products 1.4%
Kenvue, Inc.	137,303	2,592,281
Unilever PLC, ADR	67,074	4,349,749
Tobacco 1.1%
Philip Morris International, Inc.	30,974	5,801,430
Energy 9.0%		45,957,869
Energy equipment and services 0.7%
SLB, Ltd.	58,145	3,494,515
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 8.3%
Chevron Corp.	23,867	$4,919,943
ConocoPhillips	63,433	8,404,238
EOG Resources, Inc.	18,676	2,707,273
EQT Corp.	18,644	1,010,132
Expand Energy Corp.	28,813	2,828,284
ExxonMobil Holdings Corp.	41,585	6,693,106
Kinder Morgan, Inc.	40,051	1,291,244
Phillips 66	2,168	534,585
South Bow Corp.	42,697	1,614,904
TC Energy Corp.	31,876	1,993,206
The Williams Companies, Inc.	17,074	1,281,404
TotalEnergies SE	104,009	9,185,035
Financials 19.8%		101,723,430
Banks 8.6%
Bank of America Corp.	86,034	5,328,946
Citigroup, Inc.	62,978	8,289,164
Fifth Third Bancorp	81,485	4,381,448
Huntington Bancshares, Inc.	321,148	5,358,354
JPMorgan Chase & Co.	26,176	9,319,180
U.S. Bancorp	117,511	7,236,327
Wells Fargo & Company	48,812	4,216,869
Capital markets 2.5%
Morgan Stanley	4,903	1,045,908
State Street Corp.	14,300	2,736,734
The Charles Schwab Corp.	85,345	9,372,588
Consumer finance 0.4%
Capital One Financial Corp.	9,249	1,984,003
Financial services 2.0%
Apollo Global Management, Inc.	7,529	1,028,311
Berkshire Hathaway, Inc., Class B (A)	935	471,268
Equitable Holdings, Inc.	141,011	7,068,881
Fiserv, Inc. (A)	22,699	1,210,084
Global Payments, Inc.	4,735	431,122
Insurance 6.3%
American International Group, Inc.	60,939	4,653,302
Chubb, Ltd.	21,289	7,208,455
Loews Corp.	53,537	5,797,522
MetLife, Inc.	118,156	11,244,907
The Allstate Corp.	12,956	3,340,057
3	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 13.5%		$69,348,823
Biotechnology 0.2%
Biogen, Inc. (A)	5,180	1,122,247
Health care equipment and supplies 3.0%
Becton, Dickinson and Company	35,989	6,769,891
Medtronic PLC	41,045	3,720,729
Zimmer Biomet Holdings, Inc.	47,395	4,741,396
Health care providers and services 4.3%
CVS Health Corp.	70,186	6,591,167
Elevance Health, Inc.	19,210	7,540,693
The Cigna Group	12,476	3,444,374
UnitedHealth Group, Inc.	11,326	4,410,458
Life sciences tools and services 1.2%
Revvity, Inc.	3,300	424,611
Thermo Fisher Scientific, Inc.	4,643	2,865,195
Waters Corp. (A)	6,640	2,753,143
Pharmaceuticals 4.8%
AstraZeneca PLC	20,234	3,280,538
Bristol-Myers Squibb Company	64,229	4,291,139
Johnson & Johnson	14,429	3,835,950
Merck & Company, Inc.	42,897	6,338,461
Novo Nordisk A/S, ADR	47,553	2,155,577
Viatris, Inc.	306,678	5,063,254
Industrials 12.0%		61,785,193
Aerospace and defense 2.7%
Airbus SE	2,830	645,875
General Electric Company	5,863	1,968,268
L3Harris Technologies, Inc.	16,866	4,490,573
StandardAero, Inc. (A)	84,840	2,077,732
The Boeing Company (A)	22,944	4,767,304
Air freight and logistics 0.7%
United Parcel Service, Inc., Class B	34,917	3,639,399
Electrical equipment 0.3%
Rockwell Automation, Inc.	3,512	1,490,598
Ground transportation 2.1%
CSX Corp.	130,819	6,607,668
Norfolk Southern Corp.	2,924	1,002,318
Union Pacific Corp.	10,381	3,121,255
Industrial conglomerates 1.5%
3M Company	6,490	1,115,177
Siemens AG	20,047	6,645,747
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	4

	Shares	Value
Industrials (continued)
Machinery 3.3%
AGCO Corp.	27,339	$3,234,477
Fortive Corp.	104,759	6,164,020
Stanley Black & Decker, Inc.	77,609	7,479,179
The Middleby Corp. (A)	3,458	383,285
Passenger airlines 0.8%
Southwest Airlines Company	104,204	4,014,980
Professional services 0.6%
Booz Allen Hamilton Holding Corp.	38,828	2,937,338
Information technology 16.8%		86,506,512
Communications equipment 0.9%
Cisco Systems, Inc.	42,900	4,740,021
Electronic equipment, instruments and components 0.6%
Ralliant Corp.	17,045	1,052,188
TE Connectivity PLC	9,790	2,009,398
Semiconductors and semiconductor equipment 3.9%
Applied Materials, Inc.	5,877	2,693,958
Intel Corp. (A)	77,794	6,963,341
Qualcomm, Inc.	46,257	7,885,893
Skyworks Solutions, Inc.	15,427	1,033,763
Texas Instruments, Inc.	6,282	1,639,037
Software 7.1%
Microsoft Corp.	63,463	32,194,146
Salesforce, Inc.	16,534	4,258,166
Technology hardware, storage and peripherals 4.3%
Apple, Inc.	69,549	22,036,601
Materials 3.2%		16,201,180
Chemicals 1.3%
CF Industries Holdings, Inc.	51,356	6,677,821
Containers and packaging 1.4%
Avery Dennison Corp.	10,114	1,760,949
International Paper Company	138,960	5,270,753
Paper and forest products 0.5%
West Fraser Timber Company, Ltd.	36,556	2,491,657
Real estate 2.9%		14,637,932
Industrial REITs 0.6%
Rexford Industrial Realty, Inc.	82,073	3,039,984
Residential REITs 1.2%
Sun Communities, Inc.	6,017	730,584
Vivmark Residential	78,102	5,087,564
5	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Specialized REITs 1.1%
Public Storage	3,277	$1,006,006
Rayonier, Inc.	182,187	3,734,834
Weyerhaeuser Company	44,457	1,038,960
Utilities 4.7%		24,185,165
Electric utilities 3.3%
Alliant Energy Corp.	58,347	3,966,429
NextEra Energy, Inc.	33,605	2,767,036
The Southern Company	101,219	8,907,272
Xcel Energy, Inc.	14,709	1,113,324
Multi-utilities 1.4%
Ameren Corp.	35,913	3,807,137

Sempra	44,357	3,623,967
Preferred securities 0.6%		$3,133,911
(Cost $2,865,047)
Industrials 0.4%		2,042,979
Aerospace and defense 0.4%
The Boeing Company, 6.000%	31,508	2,042,979
Utilities 0.2%		1,090,932
Electric utilities 0.2%
The Southern Company, 7.125%	22,799	1,090,932

	Yield (%)	Shares	Value
Short-term investments 0.6%			$2,832,669
(Cost $2,832,669)
Short-term funds 0.6%			2,832,669
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6112(B)	1,484,268	1,484,268
T. Rowe Price Government Reserve Fund	3.7112(B)	1,348,401	1,348,401

Total investments (Cost $381,597,516) 99.9%	$512,864,930
Other assets and liabilities, net 0.1%	669,562
Total net assets 100.0%	$513,534,492

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	6

At 8-31-26, the aggregate cost of investments for federal income tax purposes was $385,932,752. Net unrealized appreciation aggregated to $126,932,178, of which $131,982,365 related to gross unrealized appreciation and $5,050,187 related to gross unrealized depreciation.
7	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $381,597,516)	$512,864,930
Cash	19,882
Foreign currency, at value (Cost $19,360)	19,414
Dividends and interest receivable	1,339,426
Receivable for fund shares sold	78,630
Receivable for investments sold	74,641
Receivable for securities lending income	48
Other assets	59,067
Total assets	514,456,038
Liabilities
Payable for investments purchased	493,809
Payable for fund shares repurchased	264,356
Payable to affiliates
Accounting and legal services fees	25,133
Transfer agent fees	13,669
Trustees’ fees	226
Other liabilities and accrued expenses	124,353
Total liabilities	921,546
Net assets	$513,534,492
Net assets consist of
Paid-in capital	$325,059,508
Total distributable earnings (loss)	188,474,984
Net assets	$513,534,492

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($143,710,858 ÷ 9,008,596 shares)[1]	$15.95
Class C ($869,027 ÷ 54,200 shares)[1]	$16.03
Class 1 ($368,954,607 ÷ 23,091,630 shares)	$15.98
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	8

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$12,739,694
Interest	1,529
Securities lending, net	2,504
Less foreign taxes withheld	(191,610)
Total investment income	12,552,117
Expenses
Investment management fees	3,970,197
Distribution and service fees	647,704
Accounting and legal services fees	100,599
Transfer agent fees	155,356
Trustees’ fees	10,614
Custodian fees	11,335
State registration fees	45,445
Printing and postage	26,112
Professional fees	100,805
Other	71,244
Total expenses	5,139,411
Less expense reductions	(216,881)
Net expenses	4,922,530
Net investment income	7,629,587
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	83,177,070
Affiliated investments	(594)
Futures contracts	63,358
83,239,834
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	32,407,671
32,407,671
Net realized and unrealized gain	115,647,505
Increase in net assets from operations	$123,277,092
9	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$7,629,587	$18,994,502
Net realized gain	83,239,834	518,940,311
Change in net unrealized appreciation (depreciation)	32,407,671	(521,556,717)
Increase in net assets resulting from operations	123,277,092	16,378,096
Distributions to shareholders
From earnings
Class A	(50,084,957)	(15,739,972)
Class C	(279,550)	(105,568)
Class 1	(159,484,570)	(18,680,431)
Class NAV[1]	—	(133,170,301)
Total distributions	(209,849,077)	(167,696,272)
From fund share transactions	(2,924,812)	(1,007,320,520)
Total decrease	(89,496,797)	(1,158,638,696)
Net assets
Beginning of year	603,031,289	1,761,669,985
End of year	$513,534,492	$603,031,289

[1]	Class NAV shares were fully redeemed on 4-10-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	10

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$20.10	$21.09	$18.66	$19.93	$22.20
Net investment income[1]	0.17	0.26	0.29	0.33	0.27
Net realized and unrealized gain (loss) on investments	3.12	0.84[2]	3.54	0.46	(0.64)
Total from investment operations	3.29	1.10	3.83	0.79	(0.37)
Less distributions
From net investment income	(0.16)	(0.34)	(0.30)	(0.35)	(0.27)
From net realized gain	(7.28)	(1.75)	(1.10)	(1.71)	(1.63)
Total distributions	(7.44)	(2.09)	(1.40)	(2.06)	(1.90)
Net asset value, end of period	$15.95	$20.10	$21.09	$18.66	$19.93
Total return (%)[3,4]	23.48	6.13	21.58	4.35	(1.91)
Ratios and supplemental data
Net assets, end of period (in millions)	$144	$152	$159	$140	$121
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.16	1.14	1.16	1.14
Expenses including reductions	1.13	1.12	1.11	1.13	1.11
Net investment income	1.06	1.34	1.52	1.76	1.29
Portfolio turnover (%)	30	27[5]	22	19	15

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
11	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$20.19	$21.17	$18.73	$19.99	$22.25
Net investment income[1]	0.06	0.12	0.16	0.20	0.12
Net realized and unrealized gain (loss) on investments	3.13	0.85[2]	3.55	0.46	(0.63)
Total from investment operations	3.19	0.97	3.71	0.66	(0.51)
Less distributions
From net investment income	(0.07)	(0.20)	(0.17)	(0.21)	(0.12)
From net realized gain	(7.28)	(1.75)	(1.10)	(1.71)	(1.63)
Total distributions	(7.35)	(1.95)	(1.27)	(1.92)	(1.75)
Net asset value, end of period	$16.03	$20.19	$21.17	$18.73	$19.99
Total return (%)[3,4]	22.63	5.36	20.72	3.63	(2.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.86	1.84	1.86	1.84
Expenses including reductions	1.83	1.83	1.81	1.83	1.81
Net investment income	0.36	0.62	0.82	1.07	0.58
Portfolio turnover (%)	30	27[5]	22	19	15

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Equity Income Fund	12

CLASS 1 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$20.13	$21.12	$18.68	$19.96	$22.22
Net investment income[1]	0.23	0.32	0.36	0.40	0.35
Net realized and unrealized gain (loss) on investments	3.12	0.85[2]	3.55	0.45	(0.63)
Total from investment operations	3.35	1.17	3.91	0.85	(0.28)
Less distributions
From net investment income	(0.22)	(0.41)	(0.37)	(0.42)	(0.35)
From net realized gain	(7.28)	(1.75)	(1.10)	(1.71)	(1.63)
Total distributions	(7.50)	(2.16)	(1.47)	(2.13)	(1.98)
Net asset value, end of period	$15.98	$20.13	$21.12	$18.68	$19.96
Total return (%)[3]	24.00	6.46	22.06	4.70	(1.48)
Ratios and supplemental data
Net assets, end of period (in millions)	$369	$450	$189	$174	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.80	0.78	0.79	0.77
Expenses including reductions	0.77	0.76	0.75	0.76	0.74
Net investment income	1.42	1.62	1.89	2.12	1.65
Portfolio turnover (%)	30	27[4]	22	19	15

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
13	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
| JOHN HANCOCK Equity Income Fund	14

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$13,861,489	$13,861,489	—	—
Consumer discretionary	40,633,333	40,633,333	—	—
Consumer staples	32,057,424	32,057,424	—	—
Energy	45,957,869	45,957,869	—	—
Financials	101,723,430	101,723,430	—	—
Health care	69,348,823	69,348,823	—	—
Industrials	61,785,193	54,493,571	$7,291,622	—
Information technology	86,506,512	86,506,512	—	—
Materials	16,201,180	16,201,180	—	—
Real estate	14,637,932	14,637,932	—	—
Utilities	24,185,165	24,185,165	—	—
Preferred securities	3,133,911	3,133,911	—	—
Short-term investments	2,832,669	2,832,669	—	—
Total investments in securities	$512,864,930	$505,573,308	$7,291,622	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
15	JOHN HANCOCK Equity Income Fund |

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2026, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK Equity Income Fund	16

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2026 were $3,002.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$6,828,974	$25,830,518
Long-term capital gains	203,020,103	141,865,754
Total	$209,849,077	$167,696,272
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $38,323,359 of undistributed ordinary income and $23,211,865 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
17	JOHN HANCOCK Equity Income Fund |

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2026, the fund used futures contracts to manage against changes in securities markets. The fund held futures contracts with USD notional values ranging up to $9.0 million as measured during the period. There were no open futures contracts as of August 31, 2026.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$63,358
| JOHN HANCOCK Equity Income Fund	18

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Excess over 3 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $3 billion of aggregate net assets.
Prior to August 1, 2026, the annual rates were:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
19	JOHN HANCOCK Equity Income Fund |

Aggregate daily net assets ($)	Rate
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust, a series of John Hancock Variable Insurance Trust, Manulife US Large Cap Value Equity Fund (Canada), and Manulife North American Equity Fund Series II (Asia). The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
| JOHN HANCOCK Equity Income Fund	20

For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$53,211
Class C	295
Class	Expense reduction
Class 1	$163,375
Total	$216,881

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,152 for the year ended August 31, 2026. Of this amount, $15,140 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $71,012 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $2,142 and $94 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
21	JOHN HANCOCK Equity Income Fund |

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$423,122	$154,500
Class C	7,815	856
Class 1	216,767	—
Total	$647,704	$155,356
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,500,000	1	4.145%	$173
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	865,655	$13,260,191	1,045,860	$20,482,783
Distributions reinvested	3,727,183	50,061,731	837,963	15,727,651
Repurchased	(3,130,121)	(50,623,554)	(1,896,906)	(36,953,589)
Net increase (decrease)	1,462,717	$12,698,368	(13,083)	$(743,155)
Class C shares
Sold	10,331	$163,868	4,431	$87,756
Distributions reinvested	20,702	279,550	5,607	105,568
Repurchased	(18,984)	(302,843)	(30,260)	(595,405)
Net increase (decrease)	12,049	$140,575	(20,222)	$(402,081)
| JOHN HANCOCK Equity Income Fund	22

	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	490,151	$7,776,317	14,612,924	$285,793,321[1]
Distributions reinvested	11,852,692	159,484,570	993,359	18,680,431
Repurchased	(11,629,452)	(183,024,642)	(2,173,601)	(42,786,606)
Net increase (decrease)	713,391	$(15,763,755)	13,432,682	$261,687,146
Class NAV shares[2]
Sold	—	—	564,484	$11,791,595
Distributions reinvested	—	—	7,111,142	133,170,301
Repurchased	—	—	(74,670,309)	(1,412,824,326)
Net decrease	—	—	(66,994,683)	$(1,267,862,430)
Total net increase (decrease)	2,188,157	$(2,924,812)	(53,595,306)	$(1,007,320,520)

[1]	Includes in-kind subscriptions of approximately $203,500,000 by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
[2]	Class NAV shares were fully redeemed on 4-10-25.
Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $169,517,466 and $371,249,405, respectively, for the year ended August 31, 2026.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$30,788,776	$(30,788,182)	$(594)	—	$2,504	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant
23	JOHN HANCOCK Equity Income Fund |

expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Equity Income Fund	24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Equity Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
25	JOHN HANCOCK EQUITY INCOME FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $212,108,063 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK EQUITY INCOME FUND	26

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.  Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
27	JOHN HANCOCK EQUITY INCOME FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
| JOHN HANCOCK EQUITY INCOME FUND	28

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the one-, three, five-, and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its
29	JOHN HANCOCK EQUITY INCOME FUND |

advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK EQUITY INCOME FUND	30

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
31	JOHN HANCOCK EQUITY INCOME FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available.The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
| JOHN HANCOCK EQUITY INCOME FUND	32

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
33	JOHN HANCOCK EQUITY INCOME FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK Equity Income Fund	34

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889498	458A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental All Cap Core Fund
U.S. equity
August 31, 2026

John Hancock
Fundamental All Cap Core Fund

2	Fund’s investments
5	Financial statements
9	Financial highlights
15	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
31	Other N-CSR Items
1	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 99.6%		$431,875,833
(Cost $319,020,342)
Communication services 14.5%		62,890,694
Entertainment 4.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	100,785	10,073,461
Spotify Technology SA (A)	13,017	7,076,302
Interactive media and services 10.5%
Alphabet, Inc., Class A	57,360	19,465,116
CarGurus, Inc. (A)	200,246	7,140,772
Meta Platforms, Inc., Class A	33,433	19,135,043
Consumer discretionary 17.1%		74,316,408
Automobile components 0.7%
Fox Factory Holding Corp. (A)	52,434	1,071,227
Mobileye Global, Inc., Class A (A)	213,535	1,821,454
Automobiles 1.6%
Ferrari NV	16,869	7,128,839
Broadline retail 7.5%
Amazon.com, Inc. (A)	125,085	32,493,330
Hotels, restaurants and leisure 1.7%
Vail Resorts, Inc.	55,051	7,537,032
Household durables 2.6%
Lennar Corp., Class A	131,866	11,091,249
Specialty retail 3.0%
CarMax, Inc. (A)	164,309	10,077,071
Group 1 Automotive, Inc.	11,487	3,096,206
Consumer staples 1.0%		4,288,288
Food products 1.0%
Post Holdings, Inc. (A)	51,443	4,288,288
Energy 2.8%		12,039,505
Oil, gas and consumable fuels 2.8%
Cheniere Energy, Inc.	41,275	12,039,505
Financials 8.6%		37,121,367
Banks 0.7%
First Hawaiian, Inc.	125,004	3,201,352
Capital markets 6.4%
KKR & Company, Inc.	171,718	18,840,899
S&P Global, Inc.	20,060	8,742,950
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	2

	Shares	Value
Financials (continued)
Insurance 1.5%
Arthur J. Gallagher & Company	24,170	$6,336,166
Health care 13.9%		60,438,181
Biotechnology 1.7%
Alnylam Pharmaceuticals, Inc. (A)	30,579	7,360,060
Health care equipment and supplies 2.3%
GE HealthCare Technologies, Inc.	49,400	3,518,762
Zimmer Biomet Holdings, Inc.	63,285	6,331,031
Health care providers and services 5.0%
Elevance Health, Inc.	21,687	8,513,015
McKesson Corp.	11,864	10,503,436
UnitedHealth Group, Inc.	7,366	2,868,394
Life sciences tools and services 2.8%
Thermo Fisher Scientific, Inc.	19,463	12,010,617
Pharmaceuticals 2.1%
Elanco Animal Health, Inc. (A)	390,170	9,332,866
Industrials 5.2%		22,556,064
Aerospace and defense 2.1%
TransDigm Group, Inc.	7,812	9,153,633
Electrical equipment 0.7%
Regal Rexnord Corp.	18,174	2,879,670
Machinery 0.7%
Fortive Corp.	52,668	3,098,985
Trading companies and distributors 1.7%
United Rentals, Inc.	7,152	7,423,776
Information technology 32.1%		139,466,830
IT services 0.4%
Accenture PLC, Class A	10,370	1,967,811
Semiconductors and semiconductor equipment 13.1%
Broadcom, Inc.	52,722	19,525,065
NVIDIA Corp.	73,307	16,184,719
Qualcomm, Inc.	25,280	4,309,734
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	40,767	16,931,350
Software 17.6%
Adobe, Inc. (A)	7,494	2,194,168
HubSpot, Inc. (A)	13,409	3,504,576
Microsoft Corp.	78,916	40,033,302
Roper Technologies, Inc.	32,759	13,910,782
Salesforce, Inc.	36,696	9,450,688
Workday, Inc., Class A (A)	35,855	7,079,570
3	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	13,808	$4,375,065
Materials 1.7%		7,187,812
Construction materials 1.7%
Vulcan Materials Company	26,663	7,187,812
Real estate 2.7%		11,570,684
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	157,076	797,946
Specialized REITs 2.5%
American Tower Corp.	20,033	3,519,798
Crown Castle, Inc.	42,486	3,234,884
Millrose Properties, Inc., Class A	132,086	4,018,056

	Yield (%)	Shares	Value
Short-term investments 1.0%			$4,464,727
(Cost $4,464,970)
Short-term funds 1.0%			4,464,727
John Hancock Collateral Trust (B)	3.6571(C)	446,477	4,464,727

Total investments (Cost $323,485,312) 100.6%	$436,340,560
Other assets and liabilities, net (0.6%)	(2,605,455)
Total net assets 100.0%	$433,735,105

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 8-31-26.
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $326,175,231. Net unrealized appreciation aggregated to $110,165,329, of which $124,492,028 related to gross unrealized appreciation and $14,326,699 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $319,020,342)	$431,875,833
Affiliated investments, at value (Cost $4,464,970)	4,464,727
Total investments, at value (Cost $323,485,312)	436,340,560
Foreign currency, at value (Cost $57)	57
Dividends and interest receivable	123,204
Receivable for fund shares sold	185,144
Receivable for investments sold	8,493,362
Receivable from affiliates	43,545
Other assets	72,290
Total assets	445,258,162
Liabilities
Payable for investments purchased	10,721,072
Payable for fund shares repurchased	570,994
Payable to affiliates
Accounting and legal services fees	20,209
Transfer agent fees	34,356
Distribution and service fees	30
Trustees’ fees	179
Other liabilities and accrued expenses	176,217
Total liabilities	11,523,057
Net assets	$433,735,105
Net assets consist of
Paid-in capital	$276,518,859
Total distributable earnings (loss)	157,216,246
Net assets	$433,735,105
5	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($153,960,007 ÷ 4,125,145 shares)[1]	$37.32
Class C ($27,290,002 ÷ 805,365 shares)[1]	$33.89
Class I ($171,860,902 ÷ 4,449,204 shares)	$38.63
Class R2 ($124,630 ÷ 3,328 shares)	$37.45
Class R4 ($41,688 ÷ 1,087 shares)	$38.36[2]
Class R6 ($80,457,876 ÷ 2,066,386 shares)	$38.94
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$39.28

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $38.36 is calculated using Net assets of $41,688.18 and Shares outstanding of 1,086.77.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	6

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$5,267,534
Dividends from affiliated investments	144,197
Interest	132
Less foreign taxes withheld	(64,974)
Total investment income	5,346,889
Expenses
Investment management fees	3,511,433
Distribution and service fees	766,404
Accounting and legal services fees	93,307
Transfer agent fees	477,651
Trustees’ fees	11,827
Custodian fees	75,548
State registration fees	138,749
Printing and postage	67,624
Professional fees	150,277
Other	27,288
Total expenses	5,320,108
Less expense reductions	(355,266)
Net expenses	4,964,842
Net investment income	382,047
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	82,550,927
Affiliated investments	(826)
82,550,101
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(54,533,456)
Affiliated investments	(408)
(54,533,864)
Net realized and unrealized gain	28,016,237
Increase in net assets from operations	$28,398,284
7	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 7-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$382,047	$(29,239)	$1,638,172
Net realized gain	82,550,101	16,685,671	17,069,618
Change in net unrealized appreciation (depreciation)	(54,533,864)	3,923,213	11,374,225
Increase in net assets resulting from operations	28,398,284	20,579,645	30,082,015
Distributions to shareholders
From earnings
Class A	(16,477,343)	—	(103,564)
Class C	(3,137,468)	—	—
Class I	(27,076,196)	—	(821,311)
Class R2	(20,571)	—	—
Class R4	(3,196)	—	(67)
Class R6	(9,434,319)	—	(435,847)
Total distributions	(56,149,093)	—	(1,360,789)
From fund share transactions	(151,311,688)	(5,224,926)	27,951,535
Total increase (decrease)	(179,062,497)	15,354,719	56,672,761
Net assets
Beginning of year	612,797,602	597,442,883	540,770,122
End of year	$433,735,105	$612,797,602	$597,442,883

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	8

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$38.61	$37.32	$35.36	$28.42	$26.23	$29.93
Net investment income (loss)[2]	(0.04)	(0.01)	0.04	0.05	—[3]	(0.06)
Net realized and unrealized gain (loss) on investments	2.52	1.30	1.94	6.93	3.36	(2.58)
Total from investment operations	2.48	1.29	1.98	6.98	3.36	(2.64)
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.04)	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)
Total distributions	(3.77)	—	(0.02)	(0.04)	(1.17)	(1.06)
Net asset value, end of period	$37.32	$38.61	$37.32	$35.36	$28.42	$26.23
Total return (%)[4,5]	7.10	3.46[6]	5.60	24.58	14.00	(9.29)
Ratios and supplemental data
Net assets, end of period (in millions)	$154	$180	$175	$165	$112	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.19[7]	1.17	1.20	1.24	1.23
Expenses including reductions	1.12	1.12[8]	1.12	1.13	1.13	1.12
Net investment income (loss)	(0.11)	(0.24)[8]	0.10	0.16	—[9]	(0.21)
Portfolio turnover (%)	42	8	26	12	36	25

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
[9]	Less than 0.005%.
9	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$35.60	$34.43	$32.83	$26.54	$24.75	$28.48
Net investment loss[2]	(0.26)	(0.03)	(0.20)	(0.14)	(0.17)	(0.24)
Net realized and unrealized gain (loss) on investments	2.29	1.20	1.80	6.43	3.13	(2.43)
Total from investment operations	2.03	1.17	1.60	6.29	2.96	(2.67)
Less distributions
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)
Total distributions	(3.74)	—	—	—	(1.17)	(1.06)
Net asset value, end of period	$33.89	$35.60	$34.43	$32.83	$26.54	$24.75
Total return (%)[3,4]	6.33	3.40[5]	4.87	23.70	13.19	(9.88)
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$30	$30	$21	$12	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.89[6]	1.87	1.90	1.94	1.93
Expenses including reductions	1.82	1.82[7]	1.82	1.83	1.83	1.82
Net investment loss	(0.81)	(0.94)[7]	(0.61)	(0.54)	(0.71)	(0.91)
Portfolio turnover (%)	42	8	26	12	36	25

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	10

CLASS I SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$39.82	$38.48	$36.43	$29.26	$26.89	$30.56
Net investment income[2]	0.08	—[3]	0.15	0.13	0.08	0.03
Net realized and unrealized gain (loss) on investments	2.60	1.34	2.01	7.15	3.46	(2.64)
Total from investment operations	2.68	1.34	2.16	7.28	3.54	(2.61)
Less distributions
From net investment income	(0.13)	—	(0.11)	(0.11)	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)
Total distributions	(3.87)	—	(0.11)	(0.11)	(1.17)	(1.06)
Net asset value, end of period	$38.63	$39.82	$38.48	$36.43	$29.26	$26.89
Total return (%)[4]	7.39	3.48[5]	5.94	24.95	14.33	(9.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$172	$293	$285	$252	$123	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89[6]	0.87	0.90	0.94	0.93
Expenses including reductions	0.82	0.82[7]	0.82	0.83	0.83	0.83
Net investment income	0.21	0.06[7]	0.40	0.45	0.31	0.10
Portfolio turnover (%)	42	8	26	12	36	25

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
11	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$38.74	$37.45	$35.49	$28.52	$26.34	$30.07
Net investment income (loss)[2]	(0.07)	(0.01)	—[3]	0.02	(0.02)	(0.09)
Net realized and unrealized gain (loss) on investments	2.52	1.30	1.96	6.96	3.37	(2.58)
Total from investment operations	2.45	1.29	1.96	6.98	3.35	(2.67)
Less distributions
From net investment income	—[3]	—	—	(0.01)	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)
Total distributions	(3.74)	—	—	(0.01)	(1.17)	(1.06)
Net asset value, end of period	$37.45	$38.74	$37.45	$35.49	$28.52	$26.34
Total return (%)[4]	6.97	3.45[5]	5.49	24.49	13.89	(9.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.28[7]	1.27	1.29	1.33	1.32
Expenses including reductions	1.21	1.22[8]	1.22	1.21	1.21	1.21
Net investment income (loss)	(0.18)	(0.33)[8]	0.01	0.07	(0.09)	(0.30)
Portfolio turnover (%)	42	8	26	12	36	25

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	12

CLASS R4 SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$39.57	$38.24	$36.23	$29.11	$26.77	$30.45
Net investment income[2]	0.01	—[3]	0.10	0.13	0.06	0.01
Net realized and unrealized gain (loss) on investments	2.60	1.33	2.01	7.09	3.45	(2.63)
Total from investment operations	2.61	1.33	2.11	7.22	3.51	(2.62)
Less distributions
From net investment income	(0.08)	—	(0.10)	(0.10)	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)
Total distributions	(3.82)	—	(0.10)	(0.10)	(1.17)	(1.06)
Net asset value, end of period	$38.36	$39.57	$38.24	$36.23	$29.11	$26.77
Total return (%)[4]	7.27	3.48[5]	5.81	24.85	14.28	(9.06)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.13[7]	1.06	1.06	1.11	1.08
Expenses including reductions	0.96	0.97[8]	0.91	0.89	0.89	0.87
Net investment income (loss)	0.05	(0.10)[8]	0.25	0.40	0.23	0.04
Portfolio turnover (%)	42	8	26	12	36	25

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
13	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$40.10	$38.75	$36.68	$29.45	$27.03	$30.68
Net investment income[2]	0.11	0.01	0.19	0.17	0.10	0.06
Net realized and unrealized gain (loss) on investments	2.64	1.34	2.03	7.20	3.49	(2.65)
Total from investment operations	2.75	1.35	2.22	7.37	3.59	(2.59)
Less distributions
From net investment income	(0.17)	—	(0.15)	(0.14)	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)
Total distributions	(3.91)	—	(0.15)	(0.14)	(1.17)	(1.06)
Net asset value, end of period	$38.94	$40.10	$38.75	$36.68	$29.45	$27.03
Total return (%)[3]	7.51	3.48[4]	6.05	25.10	14.44	(8.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$80	$109	$108	$103	$72	$61
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.78[5]	0.77	0.79	0.83	0.82
Expenses including reductions	0.72	0.72[6]	0.72	0.72	0.72	0.72
Net investment income	0.30	0.17[6]	0.51	0.57	0.40	0.20
Portfolio turnover (%)	42	8	26	12	36	25

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	14

Notes to financial statements
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
15	JOHN HANCOCK Fundamental All Cap Core Fund |

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK Fundamental All Cap Core Fund	16

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $2,325.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended August 31, 2026, period ended August 31, 2025 and the year ended July 31, 2025 was as follows:
	August 31, 2026	August 31, 2025	July 31, 2025
Ordinary income	$2,552,907	—	$1,360,789
Long-term capital gains	53,596,186	—	—
Total	$56,149,093	$—	$1,360,789
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $47,050,917 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
17	JOHN HANCOCK Fundamental All Cap Core Fund |

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate net assets; and b) 0.650% of the aggregate net assets in excess of $2.5 billion. Aggregate net assets are the net assets of the fund, Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust and Fundamental All Cap Core ETF, a series of John Hancock Exchange-Traded Fund Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Fundamental All Cap Core Fund	18

For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$112,265
Class C	19,857
Class I	160,271
Class R2	111
Class	Expense reduction
Class R4	$25
Class R6	62,703
Total	$355,232

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $34 for Class R4 shares for the year ended August 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $129,163 for the year ended August 31, 2026. Of this amount, $21,111 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $108,052 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $9,685 and $10,330 for Class A and Class C shares, respectively.
19	JOHN HANCOCK Fundamental All Cap Core Fund |

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$481,919	$175,951
Class C	283,532	31,062
Class I	—	266,110
Class R2	833	8
Class R4	120	2
Class R6	—	4,518
Total	$766,404	$477,651
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the year ended August 31, 2026, period ended August 31, 2025 and the year ended July 31, 2025 were as follows:
	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 7-31-25
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	455,146	$16,430,496	57,465	$2,163,638	1,473,073	$52,923,486
Distributions reinvested	471,070	16,459,187	—	—	2,766	103,270
Repurchased	(1,449,799)	(52,119,901)	(98,161)	(3,708,578)	(1,449,755)	(50,852,678)
Net increase (decrease)	(523,583)	$(19,230,218)	(40,696)	$(1,544,940)	26,084	$2,174,078
Class C shares
Sold	131,828	$4,356,010	16,565	$570,523	355,265	$11,823,317
Distributions reinvested	98,340	3,135,092	—	—	—	—
Repurchased	(274,054)	(8,900,042)	(32,377)	(1,104,383)	(118,836)	(3,919,844)
Net increase (decrease)	(43,886)	$(1,408,940)	(15,812)	$(533,860)	236,429	$7,903,473
Class I shares
Sold	1,701,540	$63,048,921	153,347	$5,981,886	3,304,909	$121,159,539
Distributions reinvested	749,834	27,061,518	—	—	21,374	821,196
Repurchased	(5,370,755)	(195,534,289)	(188,353)	(7,305,442)	(2,843,916)	(102,758,675)
Net increase (decrease)	(2,919,381)	$(105,423,850)	(35,006)	$(1,323,556)	482,367	$19,222,060
| JOHN HANCOCK Fundamental All Cap Core Fund	20

	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 7-31-25
	Shares	Amount	Shares	Amount	Shares	Amount
Class R2 shares
Sold	810	$30,660	29	$1,108	338	$12,102
Distributions reinvested	434	15,231	—	—	—	—
Repurchased	(2,804)	(91,301)	(2)	(74)	(885)	(28,324)
Net increase (decrease)	(1,560)	$(45,410)	27	$1,034	(547)	$(16,222)
Class R4 shares
Sold	234	$8,633	8	$315	141	$5,161
Distributions reinvested	89	3,196	—	—	2	67
Repurchased	(4)	(148)	—	(9)	(2,642)	(105,160)
Net increase (decrease)	319	$11,681	8	$306	(2,499)	$(99,932)
Class R6 shares
Sold	358,239	$13,208,879	31,691	$1,242,189	1,117,495	$41,352,952
Distributions reinvested	259,418	9,429,827	—	—	11,220	433,759
Repurchased	(1,279,656)	(47,853,657)	(78,346)	(3,066,099)	(1,156,238)	(43,018,633)
Net decrease	(661,999)	$(25,214,951)	(46,655)	$(1,823,910)	(27,523)	$(1,231,922)
Total net increase (decrease)	(4,150,090)	$(151,311,688)	(138,134)	$(5,224,926)	714,311	$27,951,535

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
Affiliates of the fund owned 17% of shares of Class R6 on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $218,373,448 and $418,385,488, respectively, for the year ended August 31, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
21	JOHN HANCOCK Fundamental All Cap Core Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	446,477	$8,545,106	$152,994,440	$(157,073,585)	$(826)	$(408)	$144,197	—	$4,464,727
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Fundamental All Cap Core Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Fundamental All Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Fundamental All Cap Core Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for the year ended August 31, 2026, for the one month in the period ended August 31, 2025, and for the year ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended,  the changes in its net assets for the year ended August 31, 2026, for the one month in the period ended August 31, 2025, and for the year ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $64,987,533 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Fundamental All Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund; and
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	26

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one-, three-, and five-year periods ended December 31, 2025, and outperformed its peer group median for the ten-year period ended December 31, 2025. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the one-, three-, five-, and ten-year periods relative to the benchmark index and the one-, three-, and five-year periods relative to the peer group median, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses.  The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee
27	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed ﬁnancial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)	received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	28

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reﬂected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to beneﬁt from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services.
With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
29	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance.
As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reﬂected as breakpoints in the advisory fees for the fund in order to permit shareholders to beneﬁt from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	30

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
31	JOHN HANCOCK Fundamental All Cap Core Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889509	376A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Equity Fund
International equity
August 31, 2026

John Hancock
Global Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
32	Other N-CSR Items
1	JOHN HANCOCK GLOBAL EQUITY FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 98.7%		$1,078,051,294
(Cost $901,369,909)
Belgium 2.0%		21,954,768
Anheuser-Busch InBev SA/NV	277,438	21,954,768
Canada 1.4%		15,516,385
Agnico Eagle Mines, Ltd.	76,394	15,516,385
Denmark 1.2%		13,350,151
DSV A/S	63,534	13,350,151
France 3.7%		40,566,695
Air Liquide SA	59,290	11,663,770
Publicis Groupe SA	107,139	12,568,036
TotalEnergies SE	185,384	16,334,889
Germany 2.3%		25,041,423
Deutsche Bank AG	356,722	14,286,526
Deutsche Telekom AG	327,258	10,754,897
Hong Kong 0.9%		10,292,135
Prudential PLC	756,716	10,292,135
Ireland 7.9%		85,681,420
Bank of Ireland Group PLC	963,447	21,256,526
CRH PLC	231,694	21,846,427
Medtronic PLC	194,243	17,608,128
Ryanair Holdings PLC, ADR	250,157	13,851,193
Smurfit WestRock PLC	237,082	11,119,146
Japan 7.8%		85,386,173
Mitsubishi Estate Company, Ltd.	476,900	11,225,954
Seven & i Holdings Company, Ltd.	815,300	10,320,050
Sony Group Corp.	909,000	22,462,260
Sumitomo Mitsui Trust Group, Inc.	2,083,600	23,066,016
Suzuki Motor Corp.	1,322,700	18,311,893
Netherlands 6.2%		67,221,526
Airbus SE	54,133	12,354,462
ASML Holding NV	6,876	11,661,904
Euronext NV (A)	95,531	18,085,590
ING Groep NV	313,938	11,113,545
NN Group NV	154,920	14,006,025
Switzerland 4.2%		45,896,404
Chubb, Ltd.	39,285	13,301,901
Roche Holding AG	48,366	21,083,749
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	2

	Shares	Value
Switzerland (continued)
SGS SA	100,428	$11,510,754
Taiwan 2.1%		23,221,911
Taiwan Semiconductor Manufacturing Company, Ltd.	309,000	23,221,911
United Kingdom 7.9%		86,282,140
Anglo American PLC	305,501	17,318,919
AstraZeneca PLC	96,752	15,598,099
British American Tobacco PLC	388,167	21,567,940
Haleon PLC	2,243,749	11,176,192
National Grid PLC	1,307,118	20,620,990
United States 51.1%		557,640,163
Allison Transmission Holdings, Inc.	99,477	12,505,254
Alphabet, Inc., Class A	95,647	32,457,809
Amazon.com, Inc. (B)	63,515	16,499,292
American Electric Power Company, Inc.	171,501	20,996,867
Analog Devices, Inc.	56,983	20,635,824
Arthur J. Gallagher & Company	49,884	13,077,091
AutoZone, Inc. (B)	3,657	10,938,965
Bank of America Corp.	178,037	11,027,612
Carrier Global Corp.	252,201	14,683,142
Cheniere Energy, Inc.	42,781	12,478,790
Chevron Corp.	59,058	12,174,216
Cisco Systems, Inc.	156,764	17,320,854
Citigroup, Inc.	122,505	16,124,108
Citizens Financial Group, Inc.	237,015	16,323,223
ConocoPhillips	142,937	18,937,723
Darden Restaurants, Inc.	67,830	14,533,256
DuPont de Nemours, Inc.	82,324	11,079,987
Emerson Electric Company	70,426	10,735,739
EQT Corp.	294,757	15,969,934
Intercontinental Exchange, Inc.	85,105	13,676,374
International Flavors & Fragrances, Inc.	230,289	19,880,849
Johnson & Johnson	65,518	17,417,960
L3Harris Technologies, Inc.	45,013	11,984,711
Lowe’s Companies, Inc.	63,929	13,086,266
McKesson Corp.	25,915	22,943,068
Meta Platforms, Inc., Class A	27,064	15,489,810
Micron Technology, Inc.	11,782	11,295,757
Microsoft Corp.	130,938	66,423,538
PepsiCo, Inc.	119,406	16,757,438
The Walt Disney Company	168,881	18,163,152
U.S. Foods Holding Corp. (B)	152,195	15,956,124
Wells Fargo & Company	185,964	16,065,430

3	JOHN HANCOCK GLOBAL EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.1%			$11,509,688
(Cost $11,509,688)
Short-term funds 1.1%			11,509,688
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.5314(C)	11,509,688	11,509,688

Total investments (Cost $912,879,597) 99.8%	$1,089,560,982
Other assets and liabilities, net 0.2%	2,151,104
Total net assets 100.0%	$1,091,712,086

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 8-31-26.
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $919,601,071. Net unrealized appreciation aggregated to $169,959,911, of which $182,291,932 related to gross unrealized appreciation and $12,332,021 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 8-31-26:
Financials	19.4%
Information technology	13.8%
Industrials	10.3%
Health care	9.7%
Materials	8.9%
Consumer discretionary	8.8%
Communication services	8.2%
Consumer staples	7.9%
Energy	6.9%
Utilities	3.8%
Real estate	1.0%
Short-term investments and other	1.3%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $912,879,597)	$1,089,560,982
Foreign currency, at value (Cost $1,222)	1,230
Dividends and interest receivable	2,227,317
Receivable for fund shares sold	222,147
Other assets	80,381
Total assets	1,092,092,057
Liabilities
Payable for fund shares repurchased	126,722
Payable to affiliates
Accounting and legal services fees	50,298
Transfer agent fees	28,497
Distribution and service fees	12
Trustees’ fees	460
Other liabilities and accrued expenses	173,982
Total liabilities	379,971
Net assets	$1,091,712,086
Net assets consist of
Paid-in capital	$1,000,641,985
Total distributable earnings (loss)	91,070,101
Net assets	$1,091,712,086

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($69,962,315 ÷ 5,020,983 shares)[1]	$13.93
Class C ($1,516,180 ÷ 109,775 shares)[1]	$13.81
Class I ($230,745,404 ÷ 16,516,917 shares)	$13.97
Class R2 ($45,184 ÷ 3,231 shares)	$13.98
Class R4 ($31,971 ÷ 2,290 shares)	$13.96
Class R6 ($25,955,363 ÷ 1,860,163 shares)	$13.95
Class NAV ($763,455,669 ÷ 54,690,267 shares)	$13.96
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$19,378,716
Tax reclaims	1,386,347
Interest	49,717
Less foreign taxes withheld	(769,787)
Total investment income	20,044,993
Expenses
Investment management fees	7,462,061
Distribution and service fees	214,165
Accounting and legal services fees	163,568
Transfer agent fees	248,593
Trustees’ fees	20,189
Custodian fees	256,558
State registration fees	127,966
Printing and postage	44,565
Professional fees	124,262
Other	55,384
Total expenses	8,717,311
Less expense reductions	(87,518)
Net expenses	8,629,793
Net investment income	11,415,200
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	118,615,136
118,615,136
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	14,826,095
14,826,095
Net realized and unrealized gain	133,441,231
Increase in net assets from operations	$144,856,431
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$11,415,200	$9,548,858
Net realized gain	118,615,136	53,525,796
Change in net unrealized appreciation (depreciation)	14,826,095	2,161,494
Increase in net assets resulting from operations	144,856,431	65,236,148
Distributions to shareholders
From earnings
Class A	(4,916,898)	(6,661,380)
Class C	(102,723)	(222,505)
Class I	(15,188,520)	(3,158,051)
Class R2	(2,984)	(37,020)
Class R4	(2,085)	(2,579)
Class R6	(2,189,326)	(3,531,380)
Class NAV	(48,455,833)	(55,649,448)
Total distributions	(70,858,369)	(69,262,363)
From fund share transactions	284,046,635	138,827,396
Total increase	358,044,697	134,801,181
Net assets
Beginning of year	733,667,389	598,866,208
End of year	$1,091,712,086	$733,667,389
7	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$13.12	$13.74	$11.63	$10.89	$15.43
Net investment income[1]	0.10	0.13	0.11	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.75	0.80	2.32	1.35	(1.91)
Total from investment operations	1.85	0.93	2.43	1.45	(1.79)
Less distributions
From net investment income	(0.12)	(0.12)	(0.13)	(0.06)	(0.20)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)
Total distributions	(1.04)	(1.55)	(0.32)	(0.71)	(2.75)
Net asset value, end of period	$13.93	$13.12	$13.74	$11.63	$10.89
Total return (%)[2,3]	14.87	8.15	21.27	14.22	(14.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$64	$61	$52	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.30	1.31	1.31	1.29
Expenses including reductions	1.28	1.29	1.30	1.30	1.28
Net investment income	0.79	1.04	0.88	0.93	0.98
Portfolio turnover (%)	82	64	36	48	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	8

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$13.01	$13.63	$11.55	$10.84	$15.36
Net investment income[1]	0.01	0.04	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.74	0.80	2.30	1.34	(1.90)
Total from investment operations	1.75	0.84	2.32	1.36	(1.87)
Less distributions
From net investment income	(0.03)	(0.03)	(0.05)	—	(0.10)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)
Total distributions	(0.95)	(1.46)	(0.24)	(0.65)	(2.65)
Net asset value, end of period	$13.81	$13.01	$13.63	$11.55	$10.84
Total return (%)[2,3]	14.14	7.39	20.37	13.36	(14.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99	2.00	2.01	2.01	1.99
Expenses including reductions	1.98	1.99	2.00	2.00	1.98
Net investment income	0.08	0.29	0.19	0.21	0.27
Portfolio turnover (%)	82	64	36	48	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$13.14	$13.76	$11.65	$10.91	$15.46
Net investment income[1]	0.17	0.15	0.16	0.13	0.16
Net realized and unrealized gain (loss) on investments	1.74	0.82	2.30	1.36	(1.92)
Total from investment operations	1.91	0.97	2.46	1.49	(1.76)
Less distributions
From net investment income	(0.16)	(0.16)	(0.16)	(0.10)	(0.24)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)
Total distributions	(1.08)	(1.59)	(0.35)	(0.75)	(2.79)
Net asset value, end of period	$13.97	$13.14	$13.76	$11.65	$10.91
Total return (%)[2]	15.34	8.48	21.58	14.57	(13.84)
Ratios and supplemental data
Net assets, end of period (in millions)	$231	$19	$26	$15	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.00	1.01	1.01	0.99
Expenses including reductions	0.98	0.99	1.00	1.00	0.98
Net investment income	1.26	1.19	1.25	1.20	1.31
Portfolio turnover (%)	82	64	36	48	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	10

CLASS R2 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$13.16	$13.77	$11.65	$10.92	$15.46
Net investment income[1]	0.09	0.08	0.11	0.10	0.11
Net realized and unrealized gain (loss) on investments	1.76	0.85	2.32	1.33	(1.91)
Total from investment operations	1.85	0.93	2.43	1.43	(1.80)
Less distributions
From net investment income	(0.11)	(0.11)	(0.12)	(0.05)	(0.19)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)
Total distributions	(1.03)	(1.54)	(0.31)	(0.70)	(2.74)
Net asset value, end of period	$13.98	$13.16	$13.77	$11.65	$10.92
Total return (%)[2]	14.88	8.10	21.22	13.96	(14.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	1.39	1.40	1.40	1.38
Expenses including reductions	1.38	1.38	1.39	1.39	1.37
Net investment income	0.71	0.59	0.84	0.94	0.91
Portfolio turnover (%)	82	64	36	48	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
11	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$13.14	$13.76	$11.65	$10.91	$15.46
Net investment income[1]	0.13	0.13	0.14	0.13	0.15
Net realized and unrealized gain (loss) on investments	1.75	0.83	2.31	1.34	(1.91)
Total from investment operations	1.88	0.96	2.45	1.47	(1.76)
Less distributions
From net investment income	(0.14)	(0.15)	(0.15)	(0.08)	(0.24)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)
Total distributions	(1.06)	(1.58)	(0.34)	(0.73)	(2.79)
Net asset value, end of period	$13.96	$13.14	$13.76	$11.65	$10.91
Total return (%)[2]	15.11	8.32	21.56	14.45	(13.88)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.20	1.18	1.17	1.15
Expenses including reductions	1.13	1.09	1.07	1.07	1.04
Net investment income	0.95	0.98	1.11	1.16	1.19
Portfolio turnover (%)	82	64	36	48	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	12

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$13.13	$13.75	$11.64	$10.91	$15.46
Net investment income[1]	0.15	0.19	0.16	0.13	0.16
Net realized and unrealized gain (loss) on investments	1.76	0.79	2.31	1.36	(1.90)
Total from investment operations	1.91	0.98	2.47	1.49	(1.74)
Less distributions
From net investment income	(0.17)	(0.17)	(0.17)	(0.11)	(0.26)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)
Total distributions	(1.09)	(1.60)	(0.36)	(0.76)	(2.81)
Net asset value, end of period	$13.95	$13.13	$13.75	$11.64	$10.91
Total return (%)[2]	15.40	8.61	21.72	14.60	(13.73)
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$33	$30	$20	$87
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.90	0.90	0.88
Expenses including reductions	0.88	0.88	0.89	0.89	0.87
Net investment income	1.16	1.47	1.28	1.23	1.24
Portfolio turnover (%)	82	64	36	48	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$13.14	$13.76	$11.65	$10.91	$15.46
Net investment income[1]	0.17	0.19	0.16	0.15	0.18
Net realized and unrealized gain (loss) on investments	1.74	0.80	2.31	1.35	(1.92)
Total from investment operations	1.91	0.99	2.47	1.50	(1.74)
Less distributions
From net investment income	(0.17)	(0.18)	(0.17)	(0.11)	(0.26)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)
Total distributions	(1.09)	(1.61)	(0.36)	(0.76)	(2.81)
Net asset value, end of period	$13.96	$13.14	$13.76	$11.65	$10.91
Total return (%)[2]	15.39	8.61	21.71	14.71	(13.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$763	$616	$480	$498	$566
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.89	0.89	0.89	0.87
Expenses including reductions	0.87	0.88	0.89	0.88	0.86
Net investment income	1.26	1.51	1.27	1.34	1.39
Portfolio turnover (%)	82	64	36	48	65

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Global Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$21,954,768	—	$21,954,768	—
Canada	15,516,385	$15,516,385	—	—
Denmark	13,350,151	—	13,350,151	—
France	40,566,695	—	40,566,695	—
Germany	25,041,423	—	25,041,423	—
Hong Kong	10,292,135	—	10,292,135	—
Ireland	85,681,420	64,424,894	21,256,526	—
Japan	85,386,173	—	85,386,173	—
Netherlands	67,221,526	—	67,221,526	—
Switzerland	45,896,404	13,301,901	32,594,503	—
Taiwan	23,221,911	—	23,221,911	—
United Kingdom	86,282,140	—	86,282,140	—
United States	557,640,163	557,640,163	—	—
Short-term investments	11,509,688	11,509,688	—	—
Total investments in securities	$1,089,560,982	$662,393,031	$427,167,951	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Global Equity Fund	16

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Reclaim receivables are accrued based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Withholding tax reclaims may be required to be filed in certain countries to recover a portion of amounts previously withheld, and tax reclaim income is accrued when the fund becomes aware that the reclaim will be paid.  Income accrued, if any, for such tax reclaims is reflected as Tax reclaims in the Statement of operations and any related receivable is reflected as Tax reclaims receivable in the Statement of assets and liabilities. Any fees associated with these filings are reflected in Professional fees in the Statement of operations.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2026 were $4,650.
17	JOHN HANCOCK Global Equity Fund |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, the fund has a short-term capital loss carryforward of $20,121,959 and a long-term capital loss carryforward of $159,131,075 available to offset future net realized capital gains. These carryforwards do not expire.
The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,921 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$11,932,364	$7,308,893
Long-term capital gains	58,926,005	61,953,470
Total	$70,858,369	$69,262,363
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $27,359,692 of undistributed ordinary income and $73,001,144 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to spin-off adjustments, treating a portion of the proceeds from redemptions as distributions for tax purposes, and wash sale loss deferrals.
| JOHN HANCOCK Global Equity Fund	18

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expired on December 31, 2025.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,169
Class C	143
Class I	14,876
Class R2	4
Class	Expense reduction
Class R4	$3
Class R6	2,640
Class NAV	63,655
Total	$87,490

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
19	JOHN HANCOCK Global Equity Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $28 for Class R4 shares for the year ended August 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $11,424 for the year ended August 31, 2026. Of this amount, $1,926 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,498 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $3 and $55 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Global Equity Fund	20

Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$198,501	$72,504
Class C	15,362	1,683
Class I	—	173,006
Class R2	203	2
Class R4	99	1
Class R6	—	1,397
Total	$214,165	$248,593
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$12,233,333	3	4.136%	$(4,216)
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	713,381	$9,475,232	721,563	$8,962,408
Distributions reinvested	376,052	4,764,581	549,644	6,447,322
Repurchased	(942,405)	(12,528,788)	(826,877)	(10,441,773)
Net increase	147,028	$1,711,025	444,330	$4,967,957
Class C shares
Sold	10,703	$139,635	10,732	$138,025
Distributions reinvested	8,140	102,723	19,017	222,505
Repurchased	(40,213)	(534,396)	(47,790)	(583,457)
Net decrease	(21,370)	$(292,038)	(18,041)	$(222,927)
21	JOHN HANCOCK Global Equity Fund |

	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	16,567,134	$223,506,175	366,268	$4,764,522
Distributions reinvested	1,197,601	15,185,584	268,892	3,154,103
Repurchased	(2,661,704)	(35,602,810)	(1,088,867)	(13,198,260)
Net increase (decrease)	15,103,031	$203,088,949	(453,707)	$(5,279,635)
Class R2 shares
Sold	330	$4,481	7,582	$102,625
Distributions reinvested	234	2,984	3,145	37,020
Repurchased	(170)	(2,250)	(24,988)	(301,190)
Net increase (decrease)	394	$5,215	(14,261)	$(161,545)
Class R4 shares
Sold	195	$2,625	200	$2,584
Distributions reinvested	165	2,085	220	2,579
Repurchased	(27)	(360)	(3,967)	(54,753)
Net increase (decrease)	333	$4,350	(3,547)	$(49,590)
Class R6 shares
Sold	393,934	$5,309,586	588,037	$7,239,209
Distributions reinvested	173,069	2,189,326	301,570	3,531,380
Repurchased	(1,247,170)	(16,795,445)	(526,475)	(6,540,635)
Net increase (decrease)	(680,167)	$(9,296,533)	363,132	$4,229,954
Class NAV shares
Sold	20,386,690	$260,611,943	12,973,558	$152,941,231
Distributions reinvested	3,827,475	48,455,833	4,748,246	55,649,448
Repurchased	(16,411,335)	(220,242,109)	(5,721,143)	(73,247,497)
Net increase	7,802,830	$88,825,667	12,000,661	$135,343,182
Total net increase	22,352,079	$284,046,635	12,318,567	$138,827,396
Affiliates of the fund owned 23% and 100% of shares of Class R6 and Class NAV, respectively, on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $973,641,184 and $752,440,034, respectively, for the year ended August 31, 2026.
| JOHN HANCOCK Global Equity Fund	22

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 69.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	18.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.0%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	8.5%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.2%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.2%
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Global Equity Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Global Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK GLOBAL EQUITY FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $68,133,195 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK GLOBAL EQUITY FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Global Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK GLOBAL EQUITY FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
27	JOHN HANCOCK GLOBAL EQUITY FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2025, and outperformed its benchmark index for the three- and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one- and five-year periods ended December 31, 2025, and outperformed its peer group median for the three- and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the benchmark index for the one- and five-year periods and relative to the peer group for the one- and five-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock
| JOHN HANCOCK GLOBAL EQUITY FUND	28

Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
29	JOHN HANCOCK GLOBAL EQUITY FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK GLOBAL EQUITY FUND	30

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
31	JOHN HANCOCK GLOBAL EQUITY FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK Global Equity Fund	32

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889487	425A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset Absolute Return Fund
Alternative
August 31, 2026

John Hancock
Multi-Asset Absolute Return Fund

2	Fund’s investments
11	Financial statements
15	Financial highlights
21	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Evaluation of advisory and subadvisory agreements by the Board of Trustees
41	Other N-CSR Items
1	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 61.2%		$150,806,074
(Cost $114,723,413)
Belgium 0.4%		1,069,884
UCB SA	4,274	1,069,884
Brazil 0.3%		684,572
Ambev SA	35,500	102,974
Cia de Saneamento Basico do Estado de Sao Paulo	44,528	217,245
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	10,020	48,697
Hypera SA	19,600	82,084
Lojas Renner SA	77,900	163,872
M Dias Branco SA	20,900	69,700
Canada 0.3%		712,242
Quebecor, Inc., Class B	9,500	420,798
Rogers Communications, Inc., Class B	7,900	291,444
China 1.6%		3,819,664
Alibaba Group Holding, Ltd., ADR	3,456	394,053
Baidu, Inc., ADR (A)	1,112	105,951
BYD Company, Ltd., H Shares	7,900	87,199
China Construction Bank Corp., H Shares	232,000	280,449
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	26,400	96,259
Contemporary Amperex Technology Company, Ltd., Class A	9,700	524,175
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	14,000	97,896
Grandblue Environment Company, Ltd., Class A	84,298	381,711
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	164,400	648,079
Midea Group Company, Ltd., Class A	7,200	94,022
NetEase, Inc., ADR	1,037	126,286
PICC Property & Casualty Company, Ltd., H Shares	46,000	99,633
Ping An Insurance Group Company of China, Ltd., H Shares	25,000	179,314
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	34,800	14,254
Sinopharm Group Company, Ltd., H Shares	27,200	53,596
Tencent Holdings, Ltd.	5,500	315,893
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Uni-President China Holdings, Ltd.	24,000	22,721
Yum China Holdings, Inc.	6,684	298,173
Denmark 0.3%		711,067
Novo Nordisk A/S, Class B	15,701	711,067
France 3.0%		7,339,403
Capgemini SE	13,812	1,718,092
Sanofi SA	27,155	2,414,319
Veolia Environnement SA	14,937	564,640
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	2

	Shares	Value
France (continued)
Vinci SA	20,154	$2,642,352
Germany 1.2%		3,055,894
Deutsche Telekom AG	92,987	3,055,894
Greece 0.1%		178,595
JUMBO SA	5,926	178,595
Hong Kong 0.1%		294,124
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
Geely Automobile Holdings, Ltd.	131,000	293,341
Want Want China Holdings, Ltd.	2,000	783
Hungary 0.0%		34,099
Richter Gedeon NYRT	818	34,099
India 0.0%		30,630
HDFC Bank, Ltd.	4,123	30,630
Indonesia 0.1%		215,861
Bank Central Asia Tbk PT	272,100	99,329
Kalbe Farma Tbk PT	155,000	6,859
Telkom Indonesia Persero Tbk PT	749,500	109,673
Ireland 0.6%		1,347,875
Medtronic PLC	14,869	1,347,875
Japan 4.4%		10,932,047
Advantest Corp.	12,400	2,595,163
Asics Corp.	74,400	2,086,394
Daifuku Company, Ltd.	10,100	364,126
FUJIFILM Holdings Corp.	16,800	354,411
Fujikura, Ltd.	47,000	1,602,486
KDDI Corp.	58,300	1,076,963
Murata Manufacturing Company, Ltd.	7,900	351,077
Nissan Chemical Corp.	5,300	271,568
NTT, Inc.	737,800	795,530
Ryohin Keikaku Company, Ltd.	39,900	1,081,326
Terumo Corp.	22,400	353,003
Mexico 0.4%		976,133
Arca Continental SAB de CV	12,400	142,258
Coca-Cola Femsa SAB de CV	16,845	187,286
Grupo Financiero Banorte SAB de CV, Series O	28,200	319,739
Kimberly-Clark de Mexico SAB de CV, Class A	139,300	326,850
Netherlands 1.5%		3,703,836
ASML Holding NV	1,286	2,181,095
Heineken NV	7,109	600,190
3	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	18,874	$671,578
Prosus NV (A)	5,634	250,973
Norway 0.5%		1,215,701
Kongsberg Gruppen ASA	35,866	1,215,701
Philippines 0.0%		56,642
PLDT, Inc.	640	11,587
SM Investments Corp.	5,060	45,055
South Africa 0.2%		590,928
AVI, Ltd.	11,060	58,584
Naspers, Ltd., N Shares	4,786	234,385
Shoprite Holdings, Ltd.	7,709	147,323
Standard Bank Group, Ltd.	7,646	150,636
South Korea 1.6%		3,889,422
Cheil Worldwide, Inc.	7,158	100,339
Coway Company, Ltd.	4,655	329,348
DB Insurance Company, Ltd.	1,454	191,844
Hyundai Glovis Company, Ltd.	2,396	361,680
Hyundai Mobis Company, Ltd.	192	63,374
NAVER Corp.	525	82,985
NongShim Company, Ltd.	565	182,939
Samsung Electronics Company, Ltd.	10,108	1,908,217
Samsung Fire & Marine Insurance Company, Ltd.	641	310,267
Samsung SDS Company, Ltd.	218	38,076
Shinhan Financial Group Company, Ltd.	1,145	91,164
SK Hynix, Inc.	135	163,389
SK Telecom Company, Ltd.	961	65,800
Spain 0.3%		685,671
Iberdrola SA	29,451	685,671
Switzerland 1.2%		3,062,882
Chubb, Ltd.	2,406	814,672
Novartis AG	14,781	2,248,210
Taiwan 1.3%		3,080,206
Hon Hai Precision Industry Company, Ltd.	38,000	299,318
Quanta Computer, Inc.	14,000	149,428
Taiwan Semiconductor Manufacturing Company, Ltd.	20,000	1,503,036
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,717	1,128,424
Thailand 0.1%		276,522
Advanced Info Service PCL	3,900	41,711
Bangkok Bank PCL	8,900	51,236
Thai Beverage PCL	223,400	81,672
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	4

	Shares	Value
Thailand (continued)
Thai Union Group PCL	268,500	$101,903
United Arab Emirates 0.0%		81,395
Emirates Telecommunications Group Company PJSC	14,032	81,395
United Kingdom 2.7%		6,765,040
Aon PLC, Class A	480	154,330
Diageo PLC	60,995	1,402,261
National Grid PLC	83,387	1,315,507
Reckitt Benckiser Group PLC	16,709	1,153,942
Smith & Nephew PLC	18,793	268,773
St. James’s Place PLC	56,699	894,383
Unilever PLC	11,227	729,690
Wise Group PLC, Class A (A)	64,841	846,154
United States 39.0%		95,995,739
Advanced Micro Devices, Inc. (A)	6,105	2,873,746
Akamai Technologies, Inc. (A)	4,028	437,521
Alphabet, Inc., Class A	7,915	2,685,955
Amazon.com, Inc. (A)	3,440	893,609
Amdocs, Ltd.	4,575	288,500
Amphenol Corp., Class A	13,490	2,138,840
Appfolio, Inc., Class A (A)	1,059	248,028
Arista Networks, Inc. (A)	15,800	3,091,902
Assurant, Inc.	6,157	1,735,412
Broadcom, Inc.	6,704	2,482,759
Cardinal Health, Inc.	1,552	364,130
Cboe Global Markets, Inc.	967	290,293
Church & Dwight Company, Inc.	17,178	1,714,021
Cisco Systems, Inc.	9,921	1,096,171
Colgate-Palmolive Company	22,040	1,979,633
Comfort Systems USA, Inc.	1,125	1,738,823
Crown Holdings, Inc.	21,423	2,493,423
CVS Health Corp.	15,263	1,433,348
EMCOR Group, Inc.	2,092	1,536,658
Essential Utilities, Inc.	9,056	372,836
Federal Signal Corp.	2,167	253,539
Fortinet, Inc. (A)	21,614	3,694,481
General Electric Company	3,037	1,019,551
Global Payments, Inc.	14,614	1,330,605
Globe Life, Inc.	3,747	646,994
Howmet Aerospace, Inc.	8,388	2,054,641
Intercontinental Exchange, Inc.	10,627	1,707,759
Intuitive Surgical, Inc. (A)	431	162,427
Johnson & Johnson	7,845	2,085,593
Keysight Technologies, Inc. (A)	3,904	1,259,821
5	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Labcorp Holdings, Inc.	7,019	$2,334,941
Lam Research Corp.	7,864	2,370,917
Marsh & McLennan Companies, Inc.	5,784	1,097,803
McDonald’s Corp.	8,905	2,346,824
McKesson Corp.	2,105	1,863,599
Meta Platforms, Inc., Class A	3,165	1,811,456
Microsoft Corp.	12,978	6,583,610
Monolithic Power Systems, Inc.	322	408,222
Morningstar, Inc.	3,016	660,323
Neurocrine Biosciences, Inc. (A)	11,709	1,803,537
PepsiCo, Inc.	22,774	3,196,103
Pfizer, Inc.	9,651	274,667
Reinsurance Group of America, Inc.	5,533	1,361,339
Service Corp. International	11,592	946,371
Sysco Corp.	18,265	1,480,926
TD SYNNEX Corp.	2,710	685,224
Teradyne, Inc.	5,953	2,082,538
The Cigna Group	8,127	2,243,702
The Coca-Cola Company	60,465	5,361,432
The Kroger Company	33,435	1,923,850
The Procter & Gamble Company	13,151	1,908,473
The Travelers Companies, Inc.	1,489	544,870
Toast, Inc., Class A (A)	84,599	2,883,980
Universal Health Services, Inc., Class B	1,725	293,819
Verizon Communications, Inc.	15,127	756,653
Vertiv Holdings Company, Class A	6,135	1,587,247
Waters Corp. (A)	1,610	667,554
Xcel Energy, Inc.	6,514	493,045
Zoetis, Inc.	24,795	1,911,695

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 31.1%				$76,483,896
(Cost $78,412,570)
U.S. Government 31.1%				76,483,896
U.S. Treasury
Bond	4.500	02-15-36	13,677,900	13,530,430
Note	2.875	05-15-32	3,318,700	3,040,889
Note	3.375	05-15-33	5,110,200	4,750,091
Note	3.875	08-15-34	7,427,800	7,036,680
Note	4.000	02-15-34	6,873,400	6,596,316
Note	4.000	11-15-35	4,690,000	4,437,546
Note	4.125	02-15-36	9,476,900	9,040,074
Note	4.250	11-15-34	6,179,300	5,997,783
Note	4.375	05-15-34	1,321,000	1,297,263
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	4.375	05-15-36	7,850,100	$7,626,863
Note	4.500	11-15-33	9,651,600	9,575,820
Note	4.625	02-15-35	3,571,300	3,554,141

Total investments (Cost $193,135,983) 92.3%	$227,289,970
Other assets and liabilities, net 7.7%	19,016,685
Total net assets 100.0%	$246,306,655

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
The fund had the following portfolio composition as a percentage of net assets on 8-31-26:
Common stocks	61.2%
Information technology	17.3%
Consumer staples	10.0%
Health care	9.6%
Financials	6.7%
Industrials	6.3%
Communication services	4.8%
Consumer discretionary	4.0%
Utilities	1.4%
Materials	1.1%
U.S. Government	31.1%
Other assets and liabilities, net	7.7%
TOTAL	100.0%
7	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	125	Long	Jan 2027	$13,258,538	$13,212,891	$(45,647)
Amsterdam Exchange Index Futures	19	Long	Sep 2026	4,910,973	4,885,992	(24,981)
Australian 10-Year Bond Futures	114	Long	Sep 2026	8,832,066	8,742,921	(89,145)
Dow Jones Industrial Average E-Mini Index Futures	21	Long	Sep 2026	5,607,679	5,590,200	(17,479)
Euro STOXX 50 Index Futures	34	Long	Sep 2026	2,512,775	2,542,141	29,366
Euro-Bund Futures	424	Long	Sep 2026	62,238,452	60,726,977	(1,511,475)
FTSE 100 Index Futures	23	Long	Sep 2026	3,304,131	3,377,027	72,896
IBEX 35 Index Futures	17	Long	Sep 2026	3,983,178	3,953,707	(29,471)
Long Gilt Futures	81	Long	Dec 2026	9,472,104	9,454,262	(17,842)
Nasdaq 100 E-Mini Index Futures	4	Long	Sep 2026	2,386,124	2,361,040	(25,084)
Nikkei 225 Mini Index Futures	97	Long	Sep 2026	4,099,023	4,034,836	(64,187)
OMXS 30 Index Futures	39	Long	Sep 2026	1,334,499	1,349,861	15,362
10-Year U.S. Treasury Note Futures	342	Short	Dec 2026	(36,999,596)	(36,818,438)	181,158
ASX SPI 200 Index Futures	35	Short	Sep 2026	(5,580,956)	(5,658,268)	(77,312)
CAC40 Index Futures	29	Short	Sep 2026	(2,912,790)	(2,811,847)	100,943
DAX Index Futures	5	Short	Sep 2026	(3,695,060)	(3,822,364)	(127,304)
FTSE/MIB Index Futures	8	Short	Sep 2026	(2,493,858)	(2,448,125)	45,733
Hang Seng China Enterprises Index Futures	124	Short	Sep 2026	(6,673,654)	(6,708,240)	(34,586)
Hang Seng Index Futures	22	Short	Sep 2026	(3,570,942)	(3,571,918)	(976)
Mini MSCI Emerging Markets Index Futures	53	Short	Sep 2026	(4,693,649)	(4,534,415)	159,234
Russell 2000 E-Mini Index Futures	29	Short	Sep 2026	(4,361,574)	(4,290,115)	71,459
S&P 500 E-Mini Index Futures	2	Short	Sep 2026	(773,458)	(769,900)	3,558
S&P MidCap 400 E-Mini Index Futures	10	Short	Sep 2026	(3,788,421)	(3,767,100)	21,321
S&P/TSX 60 Index Futures	1	Short	Sep 2026	(309,353)	(307,183)	2,170
Swiss Market Index Futures	10	Short	Sep 2026	(1,776,761)	(1,764,335)	12,426
						$(1,349,863)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	39,351	USD	27,820	BNP	11/12/2026	$345	—
AUD	49,267	USD	35,336	BOA	11/12/2026	—	$(73)
AUD	88,080	USD	62,225	GSI	11/12/2026	817	—
AUD	131,153	USD	93,786	JPM	11/12/2026	85	—
CAD	81,236	USD	58,909	BARC	11/12/2026	—	(98)
CHF	63,221	USD	78,742	BARC	11/12/2026	101	—
CHF	49,369	USD	61,907	GSI	11/12/2026	—	(339)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	8

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
DKK	530,153	USD	82,433	BOA	11/12/2026	$243	—
DKK	96,561	USD	15,103	GSI	11/12/2026	—	$(45)
EUR	317,740	USD	369,019	BARC	11/12/2026	1,083	—
EUR	356,618	USD	414,604	BOA	11/12/2026	781	—
EUR	8,122,438	USD	9,424,404	GSI	11/12/2026	36,568	—
EUR	1,405,792	USD	1,642,226	JPM	11/12/2026	—	(4,767)
GBP	385,551	USD	523,255	BARC	11/12/2026	—	(773)
GBP	103,806	USD	140,794	BNP	11/12/2026	—	(121)
HKD	623,300	USD	79,697	BARC	11/12/2026	2	—
HKD	912,716	USD	116,681	BOA	11/12/2026	24	—
HKD	5,968,219	USD	763,145	GSI	11/12/2026	—	(18)
JPY	26,205,200	USD	165,609	BARC	11/12/2026	—	(642)
JPY	50,615,340	USD	320,239	BNP	11/12/2026	—	(1,605)
JPY	65,179,525	USD	410,826	GSI	11/12/2026	—	(508)
JPY	10,087,380	USD	63,907	JPM	11/12/2026	—	(405)
JPY	22,753,422	USD	143,793	BARC	11/13/2026	—	(544)
JPY	32,249,166	USD	203,919	BNP	11/13/2026	—	(888)
JPY	5,333,119	USD	33,762	JPM	11/13/2026	—	(186)
NOK	1,697,282	USD	180,951	BARC	11/12/2026	516	—
SEK	1,496,435	USD	155,498	BARC	10/5/2026	1,033	—
SEK	965,085	USD	100,829	BOA	10/5/2026	123	—
SEK	187,692	USD	19,754	GSI	10/5/2026	—	(120)
SEK	1,955,465	USD	206,827	JPM	10/5/2026	—	(2,278)
USD	147,273	AUD	206,603	BARC	11/12/2026	—	(601)
USD	36,165	AUD	51,310	BOA	11/12/2026	—	(560)
USD	539,833	AUD	765,119	GSI	11/12/2026	—	(7,793)
USD	50,619	AUD	71,156	JPM	11/12/2026	—	(310)
USD	805,509	CAD	1,117,694	BARC	11/12/2026	—	(3,642)
USD	2,346,052	CHF	1,876,969	BARC	11/12/2026	5,267	—
USD	51,544	CHF	41,091	BNP	11/12/2026	299	—
USD	61,745	CHF	49,031	BOA	11/12/2026	598	—
USD	17,715	DKK	113,047	BOA	11/12/2026	85	—
USD	785,412	DKK	5,054,507	GSI	11/12/2026	—	(2,824)
USD	17,388	DKK	110,692	JPM	11/12/2026	126	—
USD	78,452	EUR	67,574	BARC	11/12/2026	—	(257)
USD	392,622	EUR	336,812	BOA	11/12/2026	305	—
USD	34,674,077	EUR	29,884,230	GSI	11/12/2026	—	(134,916)
USD	841,054	EUR	719,864	JPM	11/12/2026	2,561	—
USD	7,007,562	GBP	5,187,336	BARC	11/12/2026	—	(22,085)
USD	21,374	GBP	15,766	BOA	11/12/2026	9	—
USD	449,908	HKD	3,518,387	BNP	11/12/2026	30	—
USD	4,253	HKD	33,263	BOA	11/12/2026	——	——
9	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,340,578	HKD	10,485,467	GSI	11/12/2026	—	$(147)
USD	93,221	HKD	729,368	JPM	11/12/2026	—	(39)
USD	416,509	JPY	66,105,248	BNP	11/12/2026	$362	—
USD	10,830,479	JPY	1,703,492,771	GSI	11/12/2026	106,656	—
USD	852,529	JPY	134,693,195	JPM	11/12/2026	4,608	—
USD	29,124	JPY	4,622,840	BNP	11/13/2026	20	—
USD	461,055	JPY	72,726,652	GSI	11/13/2026	3,191	—
USD	195,688	JPY	30,929,429	JPM	11/13/2026	966	—
USD	105,661	NOK	997,163	BARC	11/12/2026	—	(952)
USD	30,767	NOK	286,928	BOA	11/12/2026	90	—
USD	1,251,539	NOK	11,911,481	GSI	11/12/2026	—	(21,996)
USD	30,108	SEK	287,940	BARC	10/5/2026	—	(11)
USD	44,340	SEK	423,788	BNP	10/5/2026	10	—
USD	8,935	SEK	85,992	BOA	10/5/2026	—	(60)
USD	205,650	SEK	1,967,787	GSI	10/5/2026	—	(188)
USD	305,886	SEK	2,926,958	JPM	10/5/2026	—	(285)
						$166,904	$(210,076)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $195,952,299. Net unrealized appreciation aggregated to $29,944,636, of which $38,793,387 related to gross unrealized appreciation and $8,848,751 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	10

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $193,135,983)	$227,289,970
Unrealized appreciation on forward foreign currency contracts	166,904
Cash	9,054,799
Foreign currency, at value (Cost $529,418)	527,166
Collateral held at broker for futures contracts	5,070,498
Dividends and interest receivable	907,739
Receivable for fund shares sold	980,781
Receivable for investments sold	3,631,993
Other assets	42,747
Total assets	247,672,597
Liabilities
Unrealized depreciation on forward foreign currency contracts	210,076
Payable for futures variation margin	14,383
Payable for investments purchased	893,184
Payable for fund shares repurchased	56,531
Payable to affiliates
Accounting and legal services fees	11,624
Transfer agent fees	8,217
Distribution and service fees	114
Trustees’ fees	106
Other liabilities and accrued expenses	171,707
Total liabilities	1,365,942
Net assets	$246,306,655
Net assets consist of
Paid-in capital	$720,560,182
Total distributable earnings (loss)	(474,253,527)
Net assets	$246,306,655
11	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($21,698,904 ÷ 2,022,174 shares)[1]	$10.73
Class C ($868,030 ÷ 85,213 shares)[1]	$10.19
Class I ($62,858,084 ÷ 5,716,792 shares)	$11.00
Class R2 ($572,880 ÷ 53,712 shares)	$10.67
Class R6 ($24,438,095 ÷ 2,209,542 shares)	$11.06
Class NAV ($135,870,662 ÷ 12,273,233 shares)	$11.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	12

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$3,586,665
Tax reclaims	3,837,200
Interest	2,722,832
Less foreign taxes withheld	(116,304)
Total investment income	10,030,393
Expenses
Investment management fees	2,749,099
Distribution and service fees	85,032
Accounting and legal services fees	46,511
Transfer agent fees	103,316
Trustees’ fees	5,095
Custodian fees	93,806
State registration fees	105,017
Printing and postage	28,692
Professional fees	499,589
Other	19,197
Total expenses	3,735,354
Less expense reductions	(24,700)
Net expenses	3,710,654
Net investment income	6,319,739
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	37,649,754
Futures contracts	(12,858,731)
Forward foreign currency contracts	334,580
25,125,603
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(23,532,445)
Futures contracts	1,493,032
Forward foreign currency contracts	302,745
(21,736,668)
Net realized and unrealized gain	3,388,935
Increase in net assets from operations	$9,708,674
13	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 7-31-25
Increase (decrease) in net assets
From operations
Net investment income	$6,319,739	$77,425	$1,698,233
Net realized gain	25,125,603	3,251,863	35,613,591
Change in net unrealized appreciation (depreciation)	(21,736,668)	1,428,431	(26,511,281)
Increase in net assets resulting from operations	9,708,674	4,757,719	10,800,543
From earnings
Class A	—	—	(540,260)
Class C	—	—	(15,623)
Class I	—	—	(2,494,405)
Class R2	—	—	(14,843)
Class R6	—	—	(588,013)
Class NAV	—	—	(1,889,313)
Total distributions	—	—	(5,542,457)
From fund share transactions	(2,847,002)	(1,255,303)	(102,169,928)
Total increase (decrease)	6,861,672	3,502,416	(96,911,842)
Net assets
Beginning of year	239,444,983	235,942,567	332,854,409
End of year	$246,306,655	$239,444,983	$235,942,567

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	14

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$10.36	$10.16	$10.05	$9.75	$9.93	$10.12
Net investment income[2]	0.24[3]	—[4]	0.03	0.05	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.13	0.20	0.24	0.25	0.07	(0.25)
Total from investment operations	0.37	0.20	0.27	0.30	0.12	(0.19)
Less distributions
From net investment income	—	—	(0.16)	—	(0.30)	—
Net asset value, end of period	$10.73	$10.36	$10.16	$10.05	$9.75	$9.93
Total return (%)[5,6]	3.57	1.97[7]	2.57	3.18	1.34	(1.88)
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$25	$25	$37	$41	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.69[8]	1.62	1.62	1.55	1.57
Expenses including reductions	1.74	1.65[9]	1.61	1.61	1.54	1.56
Net investment income	2.28[3]	0.06[9]	0.28	0.47	0.49	0.65
Portfolio turnover (%)	144	8	66	47	59	59

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.45%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
15	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$9.90	$9.72	$9.57	$9.38	$9.57	$9.82
Net investment income (loss)[2]	0.18[3]	(0.01)	(0.04)	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.11	0.19	0.28	0.22	0.07	(0.24)
Total from investment operations	0.29	0.18	0.24	0.19	0.04	(0.25)
Less distributions
From net investment income	—	—	(0.09)	—	(0.23)	—
Net asset value, end of period	$10.19	$9.90	$9.72	$9.57	$9.38	$9.57
Total return (%)[4,5]	2.93	1.85[6]	2.47	2.45	0.63	(2.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$6	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	2.45	2.39[7]	2.32	2.32	2.25	2.27
Expenses including reductions	2.44	2.35[8]	2.31	2.31	2.24	2.26
Net investment income (loss)	1.80[3]	(0.64)[8]	(0.39)	(0.29)	(0.29)	(0.12)
Portfolio turnover (%)	144	8	66	47	59	59

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.45%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	16

CLASS I SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$10.58	$10.37	$10.27	$9.92	$10.10	$10.27
Net investment income[2]	0.28[3]	—[4]	0.06	0.08	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.14	0.21	0.23	0.27	0.07	(0.27)
Total from investment operations	0.42	0.21	0.29	0.35	0.15	(0.17)
Less distributions
From net investment income	—	—	(0.19)	—	(0.33)	—
Net asset value, end of period	$11.00	$10.58	$10.37	$10.27	$9.92	$10.10
Total return (%)[5]	3.88	2.03[6]	2.82	3.42	1.73	(1.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$74	$73	$159	$201	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.39[7]	1.32	1.32	1.25	1.27
Expenses including reductions	1.44	1.35[8]	1.31	1.31	1.24	1.26
Net investment income	2.59[3]	0.36[8]	0.54	0.76	0.79	0.94
Portfolio turnover (%)	144	8	66	47	59	59

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.45%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
17	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$10.30	$10.10	$10.00	$9.69	$9.87	$10.07
Net investment income[2]	0.26[3]	—[4]	0.03	0.04	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.11	0.20	0.22	0.27	0.07	(0.26)
Total from investment operations	0.37	0.20	0.25	0.31	0.12	(0.20)
Less distributions
From net investment income	—	—	(0.15)	—	(0.30)	—
Net asset value, end of period	$10.67	$10.30	$10.10	$10.00	$9.69	$9.87
Total return (%)[5]	3.59	1.98[6]	2.55	3.20	1.34	(1.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.75[7]	1.65	1.63	1.55	1.60
Expenses including reductions	1.74	1.71[8]	1.64	1.63	1.54	1.59
Net investment income (loss)	2.50[3]	(0.01)[8]	0.30	0.45	0.47	0.58
Portfolio turnover (%)	144	8	66	47	59	59

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.45%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	18

CLASS R6 SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$10.64	$10.43	$10.34	$9.98	$10.15	$10.31
Net investment income[2]	0.28[3]	—[4]	0.08	0.09	0.08	0.12
Net realized and unrealized gain (loss) on investments	0.14	0.21	0.21	0.27	0.09	(0.28)
Total from investment operations	0.42	0.21	0.29	0.36	0.17	(0.16)
Less distributions
From net investment income	—	—	(0.20)	—	(0.34)	—
Net asset value, end of period	$11.06	$10.64	$10.43	$10.34	$9.98	$10.15
Total return (%)[5]	3.95	2.01[6]	3.02	3.51	1.74	(1.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$27	$26	$31	$134	$227
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.28[7]	1.21	1.21	1.14	1.16
Expenses including reductions	1.33	1.24[8]	1.21	1.20	1.13	1.15
Net investment income	2.57[3]	0.46[8]	0.72	0.85	0.81	1.15
Portfolio turnover (%)	144	8	66	47	59	59

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.45%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
19	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22
Per share operating performance
Net asset value, beginning of period	$10.65	$10.43	$10.33	$9.97	$10.15	$10.31
Net investment income[2]	0.25[3]	—[4]	0.08	0.09	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.17	0.22	0.22	0.27	0.07	(0.27)
Total from investment operations	0.42	0.22	0.30	0.36	0.16	(0.16)
Less distributions
From net investment income	—	—	(0.20)	—	(0.34)	—
Net asset value, end of period	$11.07	$10.65	$10.43	$10.33	$9.97	$10.15
Total return (%)[5]	3.94	2.11[6]	2.93	3.61	1.74	(1.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$136	$112	$109	$103	$100	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.28[7]	1.21	1.20	1.13	1.15
Expenses including reductions	1.33	1.24[8]	1.20	1.20	1.12	1.14
Net investment income	2.28[3]	0.46[8]	0.74	0.89	0.93	1.13
Portfolio turnover (%)	144	8	66	47	59	59

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.45%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	20

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
21	JOHN HANCOCK Multi-Asset Absolute Return Fund |

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$1,069,884	—	$1,069,884	—
Brazil	684,572	$684,572	—	—
Canada	712,242	712,242	—	—
China	3,819,664	924,463	2,895,201	—
Denmark	711,067	—	711,067	—
France	7,339,403	—	7,339,403	—
Germany	3,055,894	—	3,055,894	—
Greece	178,595	—	178,595	—
Hong Kong	294,124	—	294,124	—
Hungary	34,099	—	34,099	—
India	30,630	—	30,630	—
Indonesia	215,861	—	215,861	—
Ireland	1,347,875	1,347,875	—	—
Japan	10,932,047	—	10,932,047	—
Mexico	976,133	976,133	—	—
Netherlands	3,703,836	—	3,703,836	—
Norway	1,215,701	—	1,215,701	—
Philippines	56,642	—	56,642	—
South Africa	590,928	—	590,928	—
| JOHN HANCOCK Multi-Asset Absolute Return Fund	22

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Korea	$3,889,422	—	$3,889,422	—
Spain	685,671	—	685,671	—
Switzerland	3,062,882	$814,672	2,248,210	—
Taiwan	3,080,206	1,128,424	1,951,782	—
Thailand	276,522	—	276,522	—
United Arab Emirates	81,395	—	81,395	—
United Kingdom	6,765,040	154,330	6,610,710	—
United States	95,995,739	95,995,739	—	—
U.S. Government and Agency obligations	76,483,896	—	76,483,896	—
Total investments in securities	$227,289,970	$102,738,450	$124,551,520	—
Derivatives:
Assets
Futures	$715,626	$715,626	—	—
Forward foreign currency contracts	166,904	—	$166,904	—
Liabilities
Futures	(2,065,489)	(2,065,489)	—	—
Forward foreign currency contracts	(210,076)	—	(210,076)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
23	JOHN HANCOCK Multi-Asset Absolute Return Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Reclaim receivables are accrued based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Withholding tax reclaims may be required to be filed in certain countries to recover a portion of amounts previously withheld, and tax reclaim income is accrued when the fund becomes aware that the reclaim will be paid.  Income accrued, if any, for such tax reclaims is reflected as Tax reclaims in the Statement of operations and any related receivable is reflected as Tax reclaims receivable in the Statement of assets and liabilities. Any fees associated with these filings are reflected in Professional fees in the Statement of operations.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $1,178.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, the fund has a short-term capital loss carryforward of $510,954,953 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	24

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended August 31, 2026, period ended August 31, 2025 and the year ended July 31, 2025 was as follows:
	August 31, 2026	August 31, 2025	July 31, 2025
Ordinary income	—	—	$5,542,457
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $6,724,519 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, derivative transactions and investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a
25	JOHN HANCOCK Multi-Asset Absolute Return Fund |

segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2026, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $146.4 million to $197.5 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $78.3 million to $137.4 million, as measured at each quarter end.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	26

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$181,158	$(1,664,109)
Equity	Receivable/payable for futures variation margin[1]	Futures	534,468	(401,380)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	166,904	(210,076)
			$882,530	$(2,275,565)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(742,845)	—	$(742,845)
Currency	—	$334,580	334,580
Equity	(12,115,886)	—	(12,115,886)
Total	$(12,858,731)	$334,580	$(12,524,151)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(1,830,658)	—	$(1,830,658)
Currency	—	$302,745	302,745
Equity	3,323,690	—	3,323,690
Total	$1,493,032	$302,745	$1,795,777
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
27	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,186
Class C	109
Class I	6,369
Class R2	65
Class	Expense reduction
Class R6	$2,535
Class NAV	13,436
Total	$24,700

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 1.03% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Multi-Asset Absolute Return Fund	28

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,107 for the year ended August 31, 2026. Of this amount, $335 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,772 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $297 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$70,437	$25,717
Class C	11,735	1,285
Class I	—	74,932
Class R2	2,860	35
Class R6	—	1,347
Total	$85,032	$103,316
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
29	JOHN HANCOCK Multi-Asset Absolute Return Fund |

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,500,000	1	4.130%	$(402)	—
Note 6—Fund share transactions
Transactions in fund shares for the year ended August 31, 2026, period ended August 31, 2025 and the year ended July 31, 2025 were as follows:
	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 7-31-25
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	116,821	$1,231,125	608	$6,291	145,224	$1,493,245
Distributions reinvested	—	—	—	—	51,845	524,674
Repurchased	(508,349)	(5,364,623)	(37,079)	(381,127)	(1,392,073)	(14,375,138)
Net decrease	(391,528)	$(4,133,498)	(36,471)	$(374,836)	(1,195,004)	$(12,357,219)
Class C shares
Sold	3,542	$35,395	126	$1,235	14,830	$146,734
Distributions reinvested	—	—	—	—	1,559	15,156
Repurchased	(65,272)	(659,473)	(1,462)	(14,442)	(63,746)	(623,726)
Net decrease	(61,730)	$(624,078)	(1,336)	$(13,207)	(47,357)	$(461,836)
Class I shares
Sold	501,182	$5,435,905	29,734	$312,829	627,637	$6,578,748
Distributions reinvested	—	—	—	—	231,446	2,388,521
Repurchased	(1,744,237)	(18,811,584)	(143,600)	(1,511,691)	(9,263,388)	(97,569,117)
Net decrease	(1,243,055)	$(13,375,679)	(113,866)	$(1,198,862)	(8,404,305)	$(88,601,848)
Class R2 shares
Sold	4,593	$48,374	5,969	$61,289	21,009	$219,584
Distributions reinvested	—	—	—	—	1,349	13,564
Repurchased	(41,624)	(436,411)	(3,322)	(33,853)	(18,563)	(189,248)
Net increase (decrease)	(37,031)	$(388,037)	2,647	$27,436	3,795	$43,900
Class R6 shares
Sold	536,504	$5,825,617	28,129	$297,560	253,654	$2,669,774
Distributions reinvested	—	—	—	—	29,423	304,825
Repurchased	(837,301)	(9,109,495)	(12,478)	(132,777)	(820,800)	(8,610,658)
Net increase (decrease)	(300,797)	$(3,283,878)	15,651	$164,783	(537,723)	$(5,636,059)
Class NAV shares
Sold	6,707,391	$72,664,800	13,275	$139,383	3,031,709	$31,799,475
Distributions reinvested	—	—	—	—	182,190	1,889,313
Repurchased	(4,925,924)	(53,706,632)	—	—	(2,724,985)	(28,845,654)
Net increase	1,781,467	$18,958,168	13,275	$139,383	488,914	$4,843,134
Total net decrease	(252,674)	$(2,847,002)	(120,100)	$(1,255,303)	(9,691,680)	$(102,169,928)
| JOHN HANCOCK Multi-Asset Absolute Return Fund	30

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $215,771,154 and $295,409,793, respectively, for the year ended August 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $141,280,296 and $75,236,169, respectively, for the year ended August 31, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 55.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	55.2%
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
31	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multi-Asset Absolute Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Multi-Asset Absolute Return Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for the year ended August 31, 2026, for the one month in the period ended August 31, 2025, and for the year ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for the year ended August 31, 2026, for the one month in the period ended August 31, 2025, and for the year ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	32

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
33	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Nordea Investment Management North America, Inc. (the Subadvisor) for John Hancock Multi-Asset Absolute Return Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	34

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund; and
35	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, five-, and ten-year periods ended December 31, 2025, and underperformed for the three-year period ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-year period and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate. The Board noted that the fund’s previous subadvisor was replaced in August 2019 and, as a result, the fund’s longer term performance in part reflects that of the previous subadvisor.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	36

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
37	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	38

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the fund were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
39	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	40

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
41	JOHN HANCOCK Multi-Asset Absolute Return Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889524	395A 8/26
10/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 15, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 15, 2026